UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Municipal Income Fund

Semiannual Report

September 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2021

Eaton Vance

Floating-Rate Municipal Income Fund

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/27/1996	05/29/1992	0.10%	0.78%	0.95%	0.93%
Class A with 2.25% Maximum Sales Charge	—	—	–2.19	–1.44	0.48	0.71
Class I at NAV	08/03/2010	05/29/1992	0.15	1.00	1.11	1.09
Advisers Class at NAV	11/20/2020	05/29/1992	0.00	0.78	0.95	0.93

Bloomberg 1 Year Municipal Bond Index	—	—	0.10%	0.44%	1.40%	1.05%

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Advisers Class

				0.56%	0.41%	0.56%

% Distribution Rates/Yields[4]				Class A	Class I	Advisers Class

Distribution Rate				0.00%	0.09%	0.00%
Taxable-Equivalent Distribution Rate				0.00	0.16	0.00

SEC 30-day Yield				–0.19	–0.04	–0.39
Taxable-Equivalent SEC 30-day Yield				–0.31	–0.07	–0.66

Fund Profile

Credit Quality (% of total investments)5

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Advisers Class is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 1, 2022, the Fund’s name is changed to Eaton Vance National Ultra-Short Municipal Income Fund and the Fund’s Floating-Rate 80% Policy is removed. The Floating-Rate 80% Policy requires the Fund, under normal market circumstances, to invest at least 80% of its total assets in (i) municipal floating-rate bonds or obligations and (ii) fixed-rate municipal obligations with respect to which the Fund enters into agreements to swap the fixed rate for a floating rate.

Effective October 1, 2021, the portfolio managers of the Fund are Craig R. Brandon and Julie Callahan.

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

3

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 – September 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Expenses Paid During Period* (4/1/21 – 9/30/21)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,000.00	$2.86	0.57%
Class A	$1,000.00	$1,001.00	$2.86	0.57%
Class I	$1,000.00	$1,001.50	$2.11	0.42%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,022.20	$2.89	0.57%
Class A	$1,000.00	$1,022.20	$2.89	0.57%
Class I	$1,000.00	$1,023.00	$2.13	0.42%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2021.

4

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.2%

Delaware Valley Regional Finance Authority, PA, 0.818%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$10,000	$10,020,800

		$10,020,800

Education — 8.0%

California Infrastructure and Economic Development Bank, (The Colburn School), 1.25%, (SIFMA + 1.20%), 6/1/22 (Put Date), 8/1/37(1)	$20,000	$20,027,200

Lehigh County General Purpose Authority, PA, (Muhlenberg College), 0.63%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	3,665	3,659,429

Montana State University, 0.50%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,680	1,684,620

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 0.48%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(1)	6,750	6,751,080

Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 0.04%, 8/1/34(2)(3)	4,730	4,730,000

		$36,852,329

Electric Utilities — 4.4%

JEA, FL, Electric System Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.07%, 10/1/34(3)	$1,700	$1,700,000

Long Island Power Authority, NY, Electric System Revenue:

Series 2014C, 0.81%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	5,050	5,066,917

Series 2015C, 0.81%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	1,750	1,755,863

Oklahoma Municipal Power Authority, 0.44%, (SIFMA + 0.39%), 1/1/23(1)	3,455	3,455,138

Seattle, WA, Municipal Light and Power Revenue, 0.54%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	8,022,560

		$20,000,478

General Obligations — 7.0%

Arkansas, 5.00%, 6/15/22	$15,000	$15,505,200

Bethlehem Area School District Authority, PA:

0.537%, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)	2,000	2,000,000

0.547%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	7,940	7,940,000

Connecticut, 0.90%, (SIFMA + 0.85%), 3/1/22(1)	700	701,561

Massachusetts, 0.634%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	5,825	5,830,592

		$31,977,353

Security	Principal Amount (000’s omitted)	Value

Hospital — 24.9%

Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 1.90%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	$7,500	$7,584,075

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 0.65%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,017,400

Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 0.10%, 1/15/37(4)	1,500	1,500,000

Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,765	2,836,696

Geisinger Authority, PA, (Geisinger Health System Foundation), 1.128%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,022,380

Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.62%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	1,800	1,807,902

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.80%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	7,500	7,504,650

Indiana Finance Authority, (Parkview Health), 0.60%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	6,560	6,581,189

Indiana Finance Authority, (Sisters of St. Francis Health Services, Inc. Obligated Group), (LOC: Barclays Bank PLC), 0.08%, 11/1/37(4)	4,045	4,045,000

Iowa Finance Authority, (Iowa Health System), 0.63%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(2)	10,635	10,635,000

Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 1.15%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,580	1,586,936

Louisiana Public Facilities Authority, (Louisiana Children’s Medical Center), 0.70%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,022,500

Michigan Finance Authority, (Trinity Health Credit Group), 0.53%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	5,000	5,000,650

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 0.77%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,500	10,500,315

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.10%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,010,320

Ohio, (Cleveland Clinic Health System), 0.45%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	18,440	18,461,022

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 0.65%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,545,750

Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group):

0.60%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	1,002,890

0.70%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	8,200	8,278,966

		$113,943,641

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 7.2%

Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.60%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	$3,920	$3,920,000

Massachusetts Housing Finance Agency, (Single Family Housing), 0.38%, (SIFMA + 0.33%), 12/1/21 (Put Date), 12/1/48(1)	3,775	3,775,302

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 0.60%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	10,051,900

New York Mortgage Agency:

(AMT), 1.05%, 4/1/26	1,275	1,273,853

(AMT), 1.15%, 10/1/26	1,330	1,330,612

Pennsylvania Housing Finance Agency:

0.627%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,449,223

0.657%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	5,014,400

Washington Housing Finance Commission, 0.60%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	5,000	5,029,400

		$32,844,690

Industrial Development Revenue — 5.5%

Dallas-Fort Worth International Airport Facility Improvement Corp., TX, (FlightSafety Texas, Inc.), (AMT), 0.08%, 7/1/32(3)	$25,000	$25,000,000

		$25,000,000

Insured – General Obligations — 1.0%

Allegheny County, PA, (AGM), 0.634%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$4,570	$4,585,492

		$4,585,492

Lease Revenue / Certificates of Participation — 0.4%

New Jersey Economic Development Authority, (School Facilities Construction), 1.60%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$2,026,500

		$2,026,500

Other Revenue — 14.0%

Black Belt Energy Gas District, AL, 0.67%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,074,400

California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.40%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	2,630	2,639,968

Northern California Gas Authority No. 1, Gas Project Revenue, 0.817%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	3,295	3,313,683

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.918%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	$17,500	$17,675,875

Southeast Alabama Gas Supply District, (Project No. 2), 0.908%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	6,440	6,482,117

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center):

1.10%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	12,000	12,072,720

1.155%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	2,002,860

		$64,261,623

Senior Living / Life Care — 1.2%

Iowa Finance Authority, (Lifespace Communities, Inc.), 0.585%, (70% of SOFR + 0.55%), 5/15/26 (Put Date), 5/15/56(1)	$5,500	$5,500,000

		$5,500,000

Special Tax Revenue — 0.0%(5)

New River Community Development District, FL, (Capital Improvements):

5.00%, 5/1/13(6)	$35	$0

Series 2010A-2, 5.75%, 5/1/38	60	60,560

Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	90	54,165

		$114,725

Transportation — 7.4%

Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.15%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	$6,900	$7,021,992

Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/23	1,750	1,894,305

Lincoln Airport Authority, NE:

(AMT), 5.00%, 7/1/25	515	598,646

(AMT), 5.00%, 7/1/26	750	897,218

Metropolitan Transportation Authority, NY, 0.48%, (SIFMA + 0.43%), 2/1/25 (Put Date), 11/1/31(1)	20,000	20,008,400

Pennsylvania Turnpike Commission:

0.65%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,007,200

0.75%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,511,975

South Carolina Transportation Infrastructure Bank, 0.514%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(1)	115	115,000

		$34,054,736

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 9.1%

East Bay Municipal Utility District, CA, (SPA: Wells Fargo Bank, N.A.), 0.03%, 6/1/38(3)	$2,500	$2,500,000

Metropolitan Water District of Southern California:

0.19%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(1)	4,875	4,876,657

0.30%, (SIFMA + 0.25%), 5/21/24 (Put Date), 7/1/47(1)	6,000	6,002,040

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (Liq: State Street Bank and Trust Company), 0.08%, 6/15/45(4)	25,000	25,000,000

North Penn Water Authority, PA:

0.41%, (SIFMA + 0.36%), 11/1/22(1)	1,450	1,449,986

0.61%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,699,143

		$41,527,826

Total Tax-Exempt Municipal Obligations — 92.3% (identified cost $421,894,024)		$422,710,193

Taxable Municipal Obligations — 1.3%
Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.1%

Valley View School District, PA:

(BAM), 1.25%, 5/15/23	$150	$150,041

(BAM), 1.25%, 5/15/23	300	300,162

		$450,203

Senior Living / Life Care — 0.1%

Indiana Finance Authority, (BHI Senior Living):

1.67%, 11/15/22	$295	$295,147

1.72%, 11/15/23	300	300,210

		$595,357

Student Loan — 1.1%

Massachusetts Educational Financing Authority, 1.638%, 7/1/26	$5,000	$4,986,150

		$4,986,150

Total Taxable Municipal Obligations — 1.3% (identified cost $6,045,000)		$6,031,710

Total Investments — 93.6% (identified cost $427,939,024)		$428,741,903

Other Assets, Less Liabilities — 6.4%		$29,421,573

Net Assets — 100.0%		$458,163,476

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	14.2%

New York	11.9%

California	10.1%

Others, representing less than 10% individually	57.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2021, 1.2% of total investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage insured by an individual financial guaranty assurance agency ranged from 0.1% to 1.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2021.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $15,365,000 or 3.4% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2021.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2021.

(5)	Amount is less than 0.05%.

(6)	Issuer is in default with respect to interest and/or principal payments.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	–	Secured Overnight Financing Rate

SPA	–	Standby Bond Purchase Agreement

USD	–	United States Dollar

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2021

Investments, at value (identified cost, $427,939,024)	$428,741,903

Cash	20,083,080

Interest receivable	693,403

Receivable for investments sold	8,725,000

Receivable for Fund shares sold	751,945

Total assets	$458,995,331

Liabilities

Payable for Fund shares redeemed	$561,973

Distributions payable	9,099

Payable to affiliates:

Investment adviser fee	118,964

Distribution and service fees	18,827

Accrued expenses	122,992

Total liabilities	$831,855

Net Assets	$458,163,476

Sources of Net Assets

Paid-in capital	$460,280,079

Accumulated loss	(2,116,603)

Net Assets	$458,163,476

Advisers Class Shares

Net Assets	$10,080

Shares Outstanding	1,024

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.84

Class A Shares

Net Assets	$151,207,856

Shares Outstanding	15,361,949

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.84

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.07

Class I Shares

Net Assets	$306,945,540

Shares Outstanding	31,154,795

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.85

On sales of $100,000 or more, the offering price of Class A shares is reduced.

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2021

Interest	$1,197,450

Total investment income	$1,197,450

Expenses

Investment adviser fee	$739,483

Distribution and service fees

Advisers Class	8

Class A	124,733

Trustees’ fees and expenses	11,311

Custodian fee	56,624

Transfer and dividend disbursing agent fees	37,054

Legal and accounting services	25,272

Printing and postage	7,591

Registration fees	87,885

Miscellaneous	18,878

Total expenses	$1,108,839

Net investment income	$88,611

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$13,728

Net realized gain	$13,728

Change in unrealized appreciation (depreciation) —

Investments	$495,547

Net change in unrealized appreciation (depreciation)	$495,547

Net realized and unrealized gain	$509,275

Net increase in net assets from operations	$597,886

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

From operations —

Net investment income	$88,611	$1,360,117

Net realized gain (loss)	13,728	(1,315,227)

Net change in unrealized appreciation (depreciation)	495,547	1,407,276

Net increase in net assets from operations	$597,886	$1,452,166

Distributions to shareholders —

Advisers Class	$—	$(5	)(1)

Class A	—	(482,907)

Class I	(131,255)	(846,524)

Total distributions to shareholders	$(131,255)	$(1,329,436)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Advisers Class	$—	$10,000	(1)

Class A	3,121,320	27,217,799

Class I	94,783,310	146,796,622

Net asset value of shares issued to shareholders in payment of distributions declared

Advisers Class	—	5	(1)

Class A	—	475,559

Class I	80,027	686,711

Cost of shares redeemed

Class A	(37,940,274)	(123,538,732)

Class I	(49,361,621)	(175,181,341)

Net increase (decrease) in net assets from Fund share transactions	$10,682,762	$(123,533,377)

Net increase (decrease) in net assets	$11,149,393	$(123,410,647)

Net Assets

At beginning of period	$447,014,083	$570,424,730

At end of period	$458,163,476	$447,014,083

(1)	For the period from the commencement of operations, November 20, 2020, to March 31, 2021.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Financial Highlights

	Advisers Class
	Six Months Ended September 30, 2021 (Unaudited)		Period Ended March 31, 2021(1)

Net asset value — Beginning of period	$9.840		$9.770

Income (Loss) From Operations

Net investment income (loss)(2)	$(0.003)		$0.004

Net realized and unrealized gain	0.003		0.071

Total income from operations	$—		$0.075

Less Distributions

From net investment income	$—		$(0.005)

Total distributions	$—		$(0.005)

Net asset value — End of period	$9.840		$9.840

Total Return(3)	0.00	%(4)(5)	0.76	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10		$10

Ratios (as a percentage of average daily net assets):

Expenses	0.57	%(6)	0.56	%(6)

Net investment income (loss)	(0.06	)%(6)	0.11	%(6)

Portfolio Turnover	15	%(4)	6	%(7)

(1)	For the period from the commencement of operations, November 20, 2020, to March 31, 2021.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Amount is less than 0.005%.

(6)	Annualized.

(7)	For the year ended March 31, 2021.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Financial Highlights — continued

	Class A

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020		2019		2018	2017

Net asset value — Beginning of period	$9.830		$9.800	$9.830		$9.830		$9.800	$9.800

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.003)		$0.022	$0.138		$0.147		$0.090	$0.064

Net realized and unrealized gain (loss)	0.013		0.027	(0.029)		(0.001)		0.029	0.005

Total income from operations	$0.010		$0.049	$0.109		$0.146		$0.119	$0.069

Less Distributions

From net investment income	$—		$(0.019)	$(0.139)		$(0.146)		$(0.089)	$(0.069)

Total distributions	$—		$(0.019)	$(0.139)		$(0.146)		$(0.089)	$(0.069)

Net asset value — End of period	$9.840		$9.830	$9.800		$9.830		$9.830	$9.800

Total Return(2)	0.10	%(3)	0.50%	1.12	%(4)	1.49	%(4)	1.22%	0.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$151,208		$185,881	$281,709		$257,118		$160,528	$139,418

Ratios (as a percentage of average daily net assets):

Expenses	0.57	%(5)	0.56%	0.59	%(4)	0.60	%(4)	0.60%	0.63%

Net investment income (loss)	(0.06	)%(5)	0.22%	1.40%		1.49%		0.92%	0.65%

Portfolio Turnover	15	%(3)	6%	49%		43%		78%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Financial Highlights — continued

	Class I

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020		2019		2018	2017

Net asset value — Beginning of period	$9.840		$9.800	$9.840		$9.830		$9.800	$9.800

Income (Loss) From Operations

Net investment income(1)	$0.004		$0.036	$0.154		$0.162		$0.106	$0.075

Net realized and unrealized gain (loss)	0.010		0.038	(0.039)		0.008		0.028	0.009

Total income from operations	$0.014		$0.074	$0.115		$0.170		$0.134	$0.084

Less Distributions

From net investment income	$(0.004)		$(0.034)	$(0.155)		$(0.160)		$(0.104)	$(0.084)

Total distributions	$(0.004)		$(0.034)	$(0.155)		$(0.160)		$(0.104)	$(0.084)

Net asset value — End of period	$9.850		$9.840	$9.800		$9.840		$9.830	$9.800

Total Return(2)	0.15	%(3)	0.76%	1.17	%(4)	1.75	%(4)	1.37%	0.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$306,946		$261,123	$288,716		$462,305		$242,928	$139,300

Ratios (as a percentage of average daily net assets):

Expenses	0.42	%(5)	0.41%	0.44	%(4)	0.45	%(4)	0.45%	0.48%

Net investment income	0.09	%(5)	0.37%	1.56%		1.65%		1.08%	0.77%

Portfolio Turnover	15	%(3)	6%	49%		43%		78%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.

(5)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

As of September 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an

14

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $2,942,107 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2021, $708,678 are short-term and $2,233,429 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$427,871,228

Gross unrealized appreciation	$1,045,928

Gross unrealized depreciation	(175,253)

Net unrealized appreciation	$870,675

15

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:

Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million but less than $1 billion	0.275%	2.75%

$1 billion but less than $1.5 billion	0.250%	2.50%

$1.5 billion but less than $2 billion	0.225%	2.25%

$2 billion but less than $3 billion	0.200%	2.00%

$3 billion and over	0.175%	1.75%

For the six months ended September 30, 2021, the investment adviser fee amounted to $739,483 or 0.32% (annualized) of the Fund’s average daily net assets.

Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2021, EVM earned $1,223 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $62 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2021. EVD also received distribution and service fees from Advisers Class and Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Advisers Class shares and Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2021 amounted to $8 for Advisers Class shares and $124,733 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Effective June 1, 2021, Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2021, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $98,489,225 and $66,245,000, respectively, for the six months ended September 30, 2021.

16

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended September 30, 2021 (Unaudited)	Period Ended March 31, 2021(1)

Sales	—	1,024

Issued to shareholders electing to receive payments of distributions in Fund shares	—	— (2)

Net increase	—	1,024

Class A	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Sales	317,207	2,784,241

Issued to shareholders electing to receive payments of distributions in Fund shares	—	48,940

Redemptions	(3,856,124)	(12,684,837)

Net decrease	(3,538,917)	(9,851,656)

Class I	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Sales	9,623,269	14,996,715

Issued to shareholders electing to receive payments of distributions in Fund shares	8,125	70,511

Redemptions	(5,011,787)	(17,984,169)

Net increase (decrease)	4,619,607	(2,916,943)

(1)	For the period from the commencement of operations, November 20, 2020, to March 31, 2021.

(2)	Represents less than 0.5 shares.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2021. Effective October 26, 2021, the Fund renewed its line of credit agreement, which expires October 25, 2022, at substantially the same terms.

17

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$422,710,193	$—	$422,710,193

Taxable Municipal Obligations	—	6,031,710	—	6,031,710

Total Investments	$—	$428,741,903	$—	$428,741,903

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

11  Name and Investment Policy Change

Effective January 1, 2022, the Fund will change its name to Eaton Vance National Ultra-Short Municipal Income Fund. The Fund will also eliminate its policy of investing at least 80% of its assets in (i) municipal floating-rate bonds or obligations and (ii) fixed-rate municipal obligations with respect to which the Fund enters into agreements to swap the fixed rate for a floating rate. Also effective January 1, 2022, and in connection with these changes, the income based component of the investment adviser fee will be eliminated.

18

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

19

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

20

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

21

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7642    9.30.21

Eaton Vance

National Limited Maturity Municipal Income Fund

Semiannual Report

September 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2021

Eaton Vance

National Limited Maturity Municipal Income Fund

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Performance1,2

Portfolio Managers Christopher J. Eustance, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/27/1996	05/22/1992	0.58%	1.90%	1.99%	2.69%
Class A with 2.25% Maximum Sales Charge	—	—	–1.70	–0.42	1.54	2.46
Class C at NAV	12/08/1993	05/22/1992	0.30	1.15	1.24	1.93
Class C with 1% Maximum Sales Charge	—	—	–0.70	0.15	1.24	1.93
Class I at NAV	10/01/2009	05/22/1992	0.66	2.06	2.14	2.84

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	—	—	0.53%	1.15%	2.35%	2.47%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.65%	1.40%	0.50%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.56%	0.80%	1.71%
Taxable-Equivalent Distribution Rate				2.63	1.35	2.88

SEC 30-day Yield				0.13	–0.61	0.29
Taxable-Equivalent SEC 30-day Yield				0.23	–1.02	0.48

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

3

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 – September 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Expenses Paid During Period* (4/1/21 – 9/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,005.80	$3.12	0.62%
Class C	$1,000.00	$1,003.00	$6.88	1.37%
Class I	$1,000.00	$1,006.60	$2.36	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.00	$3.14	0.62%
Class C	$1,000.00	$1,018.20	$6.93	1.37%
Class I	$1,000.00	$1,022.70	$2.38	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2021.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds — 0.7%
Security	Principal Amount (000’s omitted)	Value

Education — 0.5%

Chapman University, 1.76%, 4/1/28	$3,070	$3,044,804

		$3,044,804

Hospital — 0.1%

Little Co. of Mary Hospital of Indiana, Inc.:

1.249%, 11/1/22	$100	$100,995

1.399%, 11/1/23	125	126,500

1.581%, 11/1/24	360	366,707

1.973%, 11/1/25	325	329,600

		$923,802

Other Revenue — 0.1%

YMCA of Greater New York, 2.303%, 8/1/26	$430	$431,758

		$431,758

Total Corporate Bonds — 0.7% (identified cost $4,410,000)		$4,400,364

Tax-Exempt Municipal Obligations — 84.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.2%

Delaware Valley Regional Finance Authority, PA:

2.00%, 10/1/29	$55	$57,545

0.58%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	4,900	4,896,472

Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,521,340

		$8,475,357

Education — 3.2%

Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/32(2)	$470	$572,610

Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	100	106,317

Arizona State University, 5.00%, 7/1/22	250	259,048

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):

5.00%, 7/1/24	150	169,110

5.00%, 7/1/26	165	197,985

5.00%, 7/1/27	125	154,115

5.00%, 7/1/28	185	232,804

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/27	$1,120	$1,330,582

Connecticut Health and Educational Facilities Authority, (Trinity College):

5.00%, 6/1/28	220	277,141

5.00%, 6/1/29	120	154,496

5.00%, 6/1/30	145	189,943

5.00%, 6/1/31	125	166,403

Forest Grove, OR, (Pacific University):

Series 2015A, 5.00%, 5/1/22	200	205,008

Series 2015A, 5.00%, 5/1/23	400	427,060

Glendale Industrial Development Authority, AZ, (Midwestern University Foundation):

(AMT), 5.00%, 7/1/26	540	641,282

(AMT), 5.00%, 7/1/27	715	868,553

Houston Higher Education Finance Corp., TX, (St. John’s School), Prerefunded to 9/1/22, 5.00%, 9/1/25	1,000	1,042,880

Illinois Finance Authority, (Midwestern University Foundation), (AMT), 5.00%, 7/1/26	240	284,033

Indiana Finance Authority, (Valparaiso University):

5.00%, 10/1/21	250	250,000

5.00%, 10/1/22	200	208,998

5.00%, 10/1/23	200	216,384

Kentucky Bond Development Corp., (Centre College), 4.00%, 6/1/26	210	239,077

Kentucky Bond Development Corp., (Transylvania University), 3.00%, 3/1/24	165	174,537

New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,333,480

New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/28	1,800	2,275,830

Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):

5.00%, 4/1/25	175	201,530

5.00%, 4/1/26	180	213,633

Rhode Island Health and Educational Building Corp., (St. George’s School):

5.00%, 10/1/28	1,000	1,269,930

5.00%, 10/1/29	250	323,818

5.00%, 10/1/30	910	1,198,233

Romeoville, IL, (Lewis University):

5.00%, 10/1/21	500	500,000

5.00%, 10/1/22	500	521,475

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/31	1,795	2,317,237

Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), Prerefunded to 4/1/22, 5.00%, 4/1/28	530	542,572

		$22,066,104

5	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 3.9%

Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$2,390	$2,428,120

Arkansas River Power Authority, CO, 5.00%, 10/1/30	1,000	1,212,080

Delaware Municipal Electric Corp., (Beasley Power Station):

5.00%, 7/1/22	310	321,123

5.00%, 7/1/23	200	216,528

5.00%, 7/1/24	200	225,304

Energy Northwest, WA, 5.00%, 7/1/26	1,000	1,206,140

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,226,920

Long Island Power Authority, NY, Electric System Revenue, 0.81%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	10,033,500

Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,348,500

New Braunfels, TX, Utility System Revenue, 5.00%, 7/1/22	400	414,292

Orlando Utilities Commission, FL:

5.00%, 10/1/25	665	784,540

5.00%, 10/1/26	1,000	1,216,580

5.00%, 10/1/27	700	874,370

Piedmont Municipal Power Agency, SC, 3.00%, 1/1/22	1,000	1,006,840

Pinal County Electrical District No. 3, AZ:

5.00%, 7/1/22	525	543,275

5.00%, 7/1/23	335	361,767

5.00%, 7/1/28	400	500,992

		$26,920,871

Escrowed / Prerefunded — 3.0%

Beaverton School District No. 48J, OR, Prerefunded to 6/15/24, 5.00%, 6/15/30	$1,150	$1,296,073

Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	1,000	1,081,760

Lancaster Industrial Development Authority, PA, (Garden Spot Village), Escrowed to Maturity, 5.00%, 5/1/23	340	365,425

Louisiana, Highway Improvement Revenue, Prerefunded to 9/15/24, 5.00%, 6/15/25	750	845,265

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University):

4.00%, 4/1/25	360	403,024

4.00%, 4/1/26	375	429,803

Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,629,350

North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/22, 5.00%, 6/1/36	1,830	1,888,743

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,087,950

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Pittsburgh, PA, Prerefunded to 9/1/22, 5.00%, 9/1/26	$1,000	$1,044,280

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125%, 8/1/47	975	1,015,677

Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,725,544

		$20,812,894

General Obligations — 20.7%

Arkansas, 5.00%, 6/15/22	$5,000	$5,168,400

Auburn, ME:

4.00%, 11/1/22	750	780,743

4.00%, 11/1/27	400	476,224

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,000	1,165,960

Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,259,786

Bergen County Improvement Authority, NJ, (Valley Program Project), 4.00%, 3/1/32	1,100	1,313,246

Bingham and Bonneville Counties Joint School District No. 93, ID, Prerefunded to 9/15/22, 5.00%, 9/15/25	630	659,093

Brazosport Independent School District,TX, (PSF Guaranteed), 5.00%, 2/15/22	2,010	2,045,497

Bridgeport, CT:

5.00%, 2/15/23(2)	550	581,125

5.00%, 2/15/24(2)	425	467,266

5.00%, 8/1/24	175	197,190

5.00%, 2/15/25(2)	725	825,398

5.00%, 8/1/25	200	232,848

5.00%, 2/15/27(2)	1,600	1,924,016

5.00%, 8/1/27	300	367,197

Buffalo, NY, 5.00%, 4/1/27	1,985	2,436,707

California, 5.00%, 10/1/28	4,000	5,104,560

Carroll County, GA, 5.00%, 6/1/26	700	842,569

Chicago Board of Education, IL, 5.00%, 12/1/21	400	402,940

Collin County Community College District, TX, 5.00%, 8/15/26	1,000	1,210,450

Connecticut:

3.00%, 1/15/32	2,350	2,652,915

4.00%, 1/15/26	1,000	1,148,900

4.00%, 6/1/32	700	850,304

Cook County School District No. 63, IL:

5.00%, 12/1/28	2,595	3,244,606

5.00%, 12/1/29	2,725	3,393,933

Detroit, MI:

5.00%, 4/1/22	130	132,558

5.00%, 4/1/23	135	142,933

5.00%, 4/1/24	150	164,391

5.00%, 4/1/25	150	169,130

6	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

District of Columbia, 5.00%, 10/15/32	$2,490	$3,177,887

East Meadow Union Free School District, NY, 3.00%, 6/15/31	1,685	1,907,875

Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,041,750

Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,558,528

Illinois:

5.00%, 2/1/23	5,000	5,304,950

5.00%, 2/1/25	4,000	4,567,800

5.00%, 11/1/26	5,000	5,978,850

5.50%, 5/1/30	500	652,215

Lake Washington School District No. 414, WA, 4.00%, 12/1/27	3,105	3,708,674

Los Fresnos Consolidated Independent School District, TX, (PSF Guaranteed):

4.00%, 8/15/33	1,255	1,534,714

4.00%, 8/15/34	1,000	1,217,720

5.00%, 8/15/28	900	1,136,961

5.00%, 8/15/31	1,330	1,751,637

Madison Metropolitan School District, WI, 2.00%, 3/1/28	4,795	5,075,747

Millcreek Township School District, PA, 5.00%, 9/15/25	500	545,265

Minneapolis-St. Paul Metropolitan Council, MN, 5.00%, 12/1/24	3,000	3,441,330

Monroe Township, NJ:

4.00%, 1/15/26(2)	1,030	1,173,870

4.00%, 1/15/27(2)	1,040	1,211,392

4.00%, 1/15/28(2)	420	497,461

New York, NY:

5.00%, 8/1/24	2,000	2,215,040

(SPA: Barclays Bank PLC), 0.02%, 10/1/46(3)	10,000	10,000,000

Ocean City, NJ:

2.00%, 10/15/31	745	770,077

2.00%, 10/15/32	3,065	3,142,606

2.25%, 9/15/32	610	637,535

Oklahoma City, OK:

4.00%, 3/1/27	970	1,140,759

4.00%, 3/1/28	630	755,137

Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,254,600

Philadelphia, PA, 5.00%, 5/1/29	2,500	3,190,175

Phoenix Union High School District No. 210, AZ, 5.00%, 7/1/23	1,425	1,544,073

Portland Community College District, OR:

5.00%, 6/15/28	1,000	1,199,900

5.00%, 6/15/29	2,500	2,995,900

Prince George’s County, MD, 4.00%, 7/1/32	1,000	1,252,940

Princeton, NJ, 2.00%, 12/15/31	1,025	1,059,973

Salem-Keizer School District No. 24J, OR:

0.00%, 6/15/23	13,010	12,959,261

5.00%, 6/15/27	1,150	1,422,032

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Township High School District No. 203, IL:

5.00%, 12/15/25	$1,705	$2,014,713

5.00%, 12/15/26	1,790	2,177,070

Vancouver School District No. 37, WA, 4.00%, 12/1/27	2,285	2,718,647

Wake County, NC, 5.00%, 3/1/22	3,000	3,059,940

West Haven, CT:

4.00%, 9/15/22	180	186,179

4.00%, 9/15/23	290	309,810

Wilmington, NC, 5.00%, 5/1/27	1,000	1,237,610

		$143,089,488

Hospital — 7.9%

Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 0.02%, 10/1/48(3)	$9,925	$9,925,000

Batesville Public Facilities Board, AR, (White River Health System, Inc.):

5.00%, 6/1/22	595	610,637

5.00%, 6/1/23	795	846,778

Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/24	200	218,916

Berks County Municipal Authority, PA, (Tower Health):

5.00%, 2/1/24	500	536,825

5.00% to 2/1/25 (Put Date), 2/1/40	3,000	3,261,270

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	1,000	1,161,110

California Municipal Finance Authority, (NorthBay Healthcare Group):

Series 2015, 5.00%, 11/1/21	300	300,960

Series 2015, 5.00%, 11/1/22	185	193,399

Cape Girardeau County Industrial Development Authority, MO, (St. Francis Healthcare):

5.00%, 6/1/22(2)	1,000	1,011,010

5.00%, 6/1/23(2)	700	738,766

Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 5.00%, 8/1/30	1,010	1,281,579

Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/28	1,915	2,288,138

Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/23	550	584,012

Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	699,394

Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/28	1,175	1,462,616

Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare Obligated Group), 5.00%, 7/1/26	1,100	1,319,901

7	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Halifax Hospital Medical Center, FL:

5.00%, 6/1/22	$515	$530,790

5.00%, 6/1/24	325	363,652

5.00%, 6/1/25	1,380	1,596,632

Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,401,187

Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	496,837

Illinois Finance Authority, (Presence Health Network):

5.00%, 2/15/23	1,000	1,065,560

5.00%, 2/15/24	500	555,485

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	400	439,888

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/26 (Put Date), 10/1/47	1,500	1,811,385

Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/28	500	628,675

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	4,000	5,013,760

New York Dormitory Authority, (Orange Regional Medical Center):

5.00%, 12/1/27(4)	1,200	1,466,940

Series 2017, 5.00%, 12/1/26(4)	1,500	1,811,475

Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,090,880

Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 10/15/22	600	623,718

Pima County Industrial Development Authority, AZ, (Tucson Medical Center), 4.00%, 4/1/35	805	964,406

Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	3,005,418

South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 5.00% to 10/1/25 (Put Date), 12/1/48	1,500	1,758,585

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):

5.00%, 12/1/22	500	520,865

5.00%, 12/1/23	250	268,853

5.00%, 12/1/24	285	315,139

University of California, (Regents Medical Center), 5.00%, 5/15/22	890	916,638

Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,384,119

		$54,471,198

Security	Principal Amount (000’s omitted)	Value

Housing — 0.3%

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):

5.00%, 7/1/32	$365	$444,329

5.00%, 7/1/33	300	364,482

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	596,680

Sandoval County, NM, MFMR, 6.00%, 5/1/32(4)	485	485,524

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	95	95,000

		$1,986,015

Industrial Development Revenue — 2.8%

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	$1,880	$2,142,147

New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(4)	860	924,646

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(4)	435	466,242

Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,268,080

Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,078,870

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,482,313

Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,323,350

		$19,685,648

Insured – Education — 1.0%

California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$345	$368,560

New Jersey Educational Facilities Authority, (William Paterson University):

(AGM), 5.00%, 7/1/25	110	127,291

(AGM), 5.00%, 7/1/27	150	182,961

(AGM), 5.00%, 7/1/28	65	80,980

New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,345,133

Northern Illinois University, (BAM), 5.00%, 4/1/30	850	1,087,975

		$7,192,900

Insured – Electric Utilities — 0.4%

Brownsville, TX, Utility System Revenue, (AGM), 5.00%, 9/1/29	$875	$1,114,776

Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,306,613

8	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority:

(NPFG), 5.00%, 7/1/23	$160	$162,214

(NPFG), 5.00%, 7/1/24	115	116,592

(NPFG), Series SS, 5.00%, 7/1/25	300	304,152

		$3,004,347

Insured – Escrowed / Prerefunded — 0.5%

Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/23	$875	$926,826

Louisiana Energy & Power Authority, (AGM), Prerefunded to 6/1/23, 5.25%, 6/1/25	1,125	1,217,239

North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,040,830

		$3,184,895

Insured – General Obligations — 7.9%

Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$294,688

Bolingbrook, IL, (AGM), 5.00%, 1/1/23	125	132,244

Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,855,079

Cambria County, PA:

(AGM), 4.00%, 8/1/33	500	568,730

(BAM), 5.00%, 8/1/22	1,850	1,918,117

Cicero, IL:

(BAM), 4.00%, 1/1/23	520	543,098

(BAM), 4.00%, 1/1/25	285	315,207

Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	463,660

Glendale Union High School District No. 205, AZ, (AGM), 4.00%, 7/1/32	350	430,952

Hamden, CT, (BAM), 5.00%, 8/15/30	750	967,155

Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,348,120

Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	647,319

Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,720,878

Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,361,712

McHenry County Community Unit School District No. 12, IL:

(AGM), 5.00%, 1/1/23	940	990,365

(AGM), 5.00%, 1/1/24	1,165	1,275,791

New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,193,450

Puerto Rico, (AGM), 5.25%, 7/1/24	500	504,650

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	240	242,791

San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,994,450

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31	910	1,161,642

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Washington, (AMBAC), 0.00%, 12/1/22	$10,000	$9,969,300

West Virginia, (NPFG), 0.00%, 11/1/21	4,275	4,274,530

Will and Cook Counties Community High School District No. 210, IL, (AGM), 4.00%, 1/1/34	650	738,939

Yonkers, NY:

(AGM), 5.00%, 2/15/25	630	724,286

(AGM), 5.00%, 2/15/25	600	690,012

(AGM), 5.00%, 2/15/27	850	1,032,886

(AGM), 5.00%, 2/15/27	530	644,655

		$55,004,706

Insured – Hospital — 0.1%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$288,370

Massachusetts Development Finance Agency, (Wellforce), (AGM), 5.00%, 10/1/26	360	432,270

		$720,640

Insured – Housing — 0.1%

Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):

(AGM), 5.00%, 7/1/24	$100	$112,447

(AGM), 5.00%, 7/1/25	100	116,161

(AGM), 5.00%, 7/1/26	100	119,371

		$347,979

Insured – Other Revenue — 0.2%

New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/27	$1,000	$1,213,120

		$1,213,120

Insured – Special Tax Revenue — 1.4%

Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,228,140

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,972,980

Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,039,540

Vineyard Redevelopment Agency, UT:

(AGM), 5.00%, 5/1/22	400	410,908

(AGM), 5.00%, 5/1/27	315	383,481

		$10,035,049

Insured – Transportation — 0.2%

Capital Region Airport Commission, VA, (AGM), 4.00%, 7/1/27	$1,005	$1,183,478

		$1,183,478

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 0.9%

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	$5,000	$5,404,050

Pittsburgh Water and Sewer Authority, PA, (AGM), 0.70%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(1)	500	504,050

West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/32(2)	500	617,990

		$6,526,090

Lease Revenue / Certificates of Participation — 2.2%

Burke County, NC, Limited Obligation Bonds:

5.00%, 4/1/28	$250	$305,208

5.00%, 4/1/29	250	303,455

California State Public Works Board, 5.00%, 11/1/26	2,725	2,986,082

Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 5.00%, 7/1/28	535	668,103

Florida Department of Transportation Financing Corp.:

3.00%, 7/1/32	2,600	2,928,380

3.00%, 7/1/33	810	909,136

Manassas Park Economic Development Authority, VA:

5.00%, 12/15/25	185	217,595

5.00%, 12/15/26	225	271,485

5.00%, 12/15/27	190	234,437

5.00%, 12/15/28	200	252,138

New Jersey Economic Development Authority, (School Facilities Construction):

4.00%, 6/15/28	5,000	5,404,150

5.00%, 6/15/25	385	446,492

		$14,926,661

Other Revenue — 2.1%

Black Belt Energy Gas District, AL, 0.42%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$4,991,550

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,098,880

California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.40%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	1,050	1,053,979

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,200	216,000

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(4)	1,035	1,226,744

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.918%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	2,000	2,020,100

Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	768,758

Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	220	220,334

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/21	$750	$756,930

Will and Kankakee Counties Community Unit School District No. 255-U, IL:

5.00%, 6/1/23	675	727,691

5.00%, 6/1/24	590	658,334

5.00%, 6/1/25	1,000	1,153,830

		$14,893,130

Senior Living / Life Care — 3.3%

California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(4)	$500	$504,560

Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):

4.00%, 4/1/26(2)(4)	830	905,314

4.00%, 4/1/27(2)(4)	765	842,410

4.00%, 4/1/29(2)(4)	935	1,038,935

Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,856,739

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 0.75%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	435	436,214

James City County Economic Development Authority, VA, (Williamsburg Landing):

4.00%, 12/1/26(2)	435	489,675

4.00%, 12/1/27(2)	440	500,346

4.00%, 12/1/28(2)	455	521,721

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):

5.00%, 8/1/22	550	570,762

5.00%, 8/1/23	705	762,824

5.00%, 8/1/24	480	538,637

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):

4.25%, 1/1/33	2,105	2,243,509

5.00%, 1/1/30	1,265	1,374,916

North Oaks, MN, (Waverly Gardens):

4.00%, 10/1/21	1,380	1,380,000

4.00%, 10/1/22	1,435	1,479,686

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):

4.00%, 12/1/22(2)	210	216,592

4.00%, 12/1/23(2)	220	232,500

4.00%, 12/1/27(2)	355	397,685

4.00%, 12/1/28(2)	370	417,275

6.00%, 12/1/27	2,140	2,159,560

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(4)	$3,420	$3,569,625

West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):

4.00%, 11/15/23	140	149,279

4.00%, 11/15/25	115	128,524

4.00%, 11/15/26	125	142,109

4.00%, 11/15/27	130	150,067

4.00%, 11/15/28	110	128,649

		$23,138,113

Special Tax Revenue — 7.0%

Baltimore, MD, (Harbor Point):

3.05%, 6/1/28(4)	$190	$198,506

3.15%, 6/1/29(4)	200	210,432

3.20%, 6/1/30(4)	200	209,412

Bullhead, AZ, Excise Taxes Revenue:

0.95%, 7/1/26	250	247,865

1.15%, 7/1/27	375	371,557

Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,103,016

Jacksonville, FL, Special Revenue:

5.00%, 10/1/28	1,365	1,734,519

5.00%, 10/1/30	2,500	3,294,350

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,677,600

Michigan Trunk Line:

5.00%, 11/15/23	600	603,306

5.00%, 11/15/26	1,100	1,106,061

5.00%, 11/15/28	2,000	2,011,020

5.00%, 11/15/29	1,500	1,508,265

Nassau County Interim Finance Authority, NY, Sales Tax Revenue, 5.00%, 11/15/29	1,370	1,793,618

New River Community Development District, FL, (Capital Improvements):

5.00%, 5/1/13(5)	280	0

5.75%, 5/1/38	335	338,129

New York City Transitional Finance Authority, NY, Future Tax Revenue:

3.00%, 2/1/27	100	112,015

3.00%, 2/1/28	500	566,305

(SPA: Barclays Bank PLC), 0.02%, 8/1/39(3)	6,100	6,100,000

New York Dormitory Authority, Sales Tax Revenue:

(AMT), 5.00%, 3/15/24	1,405	1,559,199

(AMT), 5.00%, 3/15/25	1,470	1,689,309

(AMT), 5.00%, 3/15/26	1,545	1,829,095

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue:

5.00%, 12/1/25	$6,350	$6,975,030

5.00%, 12/1/30	1,350	1,791,882

5.00%, 12/1/31	1,000	1,352,030

Saint Clair County Highway Revenue, IL:

4.00%, 1/1/22	555	560,228

Escrowed to Maturity, 4.00%, 1/1/23	310	324,719

Prerefunded to 1/1/23, 4.00%, 1/1/24	360	377,093

Sales Tax Securitization Corp., IL:

Series 2018C, 5.00%, 1/1/29	500	632,505

Series 2020A, 5.00%, 1/1/29	1,525	1,929,140

South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,025,410

Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	276	165,344

Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), Prerefunded to 7/1/23, 5.00%, 7/1/25	2,815	3,047,716

		$48,444,676

Student Loan — 0.8%

Connecticut Higher Education Supplemental Loan Authority:

(AMT), 5.00%, 11/15/22	$125	$131,379

(AMT), 5.00%, 11/15/23	230	251,762

(AMT), 5.00%, 11/15/24	300	334,746

Massachusetts Educational Financing Authority:

(AMT), 3.50%, 7/1/33	3,665	3,740,096

(AMT), 5.00%, 7/1/24	1,000	1,120,090

		$5,578,073

Transportation — 9.5%

Allegheny County Airport Authority, PA, (Pittsburgh International Airport):

(AMT), Prerefunded to 1/1/22, 5.00%, 1/1/26	$840	$849,416

(AMT), Prerefunded to 1/1/22, 5.00%, 1/1/28	520	525,829

Atlanta, GA, Airport Revenue, (AMT), 5.00%, 7/1/29(2)	1,250	1,592,687

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	4,115,720

Chicago, IL, (O’Hare International Airport):

(AMT), 5.00%, 1/1/22	825	834,446

(AMT), 5.00%, 1/1/23	1,300	1,375,673

(AMT), Prerefunded to 1/1/22, 5.00%, 1/1/30	3,000	3,034,740

Clark County, NV, Airport System Revenue, (AMT), 5.00%, 7/1/27	2,500	3,063,425

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Georgia State Road and Tollway Authority, 5.00%, 6/1/31	$1,000	$1,305,520

Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,545,632

Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	4,750,000

Hawaii, Harbor System Revenue, (AMT), 5.00%, 7/1/25	375	434,546

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,896,150

Metropolitan Nashville Airport Authority, TN:

(AMT), 5.00%, 7/1/26	885	1,027,317

(AMT), 5.00%, 7/1/27	1,250	1,444,475

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/25	2,000	2,339,600

Miami-Dade County, FL, Aviation Revenue:

5.00%, 10/1/30	750	898,853

5.00%, 10/1/31	1,000	1,298,850

5.00%, 10/1/32	1,000	1,290,790

New York Thruway Authority, 5.00%, 1/1/30	2,340	2,664,535

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/24	1,250	1,411,925

Pennsylvania Economic Development Financing Authority, (National Railroad Passenger):

(AMT), 5.00%, 11/1/25	1,000	1,047,720

(AMT), 5.00%, 11/1/26	890	931,883

Pennsylvania Turnpike Commission:

5.00%, 12/1/27	750	930,653

5.00%, 12/1/28	750	951,833

5.00%, 12/1/37	2,850	3,586,183

Series 2013C, 5.00%, 12/1/22	1,000	1,055,560

Port Authority of New York and New Jersey, (AMT), 3.00%, 10/1/27	5,000	5,551,900

Port of New Orleans, LA:

(AMT), 5.00%, 4/1/26	485	570,224

(AMT), 5.00%, 4/1/27	505	608,747

(AMT), 5.00%, 4/1/28	485	597,627

(AMT), 5.00%, 4/1/29	515	646,423

Port of Seattle, WA:

(AMT), 5.00%, 9/1/25	2,200	2,567,026

(AMT), 5.00%, 4/1/31	4,000	4,993,920

Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/28	1,000	1,248,790

South Jersey Transportation Authority, NJ:

5.00%, 11/1/22	155	162,414

5.00%, 11/1/24	395	449,917

		$65,600,949

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 4.3%

Baltimore, MD, (Water Projects):

5.00%, 7/1/32	$410	$535,124

5.00%, 7/1/33	305	396,768

5.00%, 7/1/34	545	706,620

5.00%, 7/1/35	350	452,834

5.00%, 7/1/36	350	451,381

Chicago, IL, Water Revenue, 5.00%, 11/1/22	1,000	1,050,830

Great Lakes Water Authority, MI:

5.00%, 7/1/24	150	168,758

5.00%, 7/1/25	100	116,485

5.00%, 7/1/26	300	360,282

5.00%, 7/1/27	300	370,065

5.00%, 7/1/28	220	277,992

5.00%, 7/1/29	460	592,066

Hollywood, FL, Water and Sewer Revenue:

5.00%, 10/1/30	290	379,842

5.00%, 10/1/31	325	429,842

5.00%, 10/1/32	525	691,598

Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,047,960

Metropolitan Water District of Southern California, 0.19%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(1)	3,250	3,251,105

Miami-Dade County, FL, Water and Sewer System Revenue:

5.00%, 10/1/27	1,050	1,303,900

5.00%, 10/1/28	665	845,022

New York City Municipal Water Finance Authority, NY, (Water and Sewer System):

5.00%, 6/15/32	3,000	3,908,070

(SPA: JPMorgan Chase Bank, N.A.), 0.02%, 6/15/50(3)	10,000	10,000,000

Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,195,150

Union County, NC, Enterprise Systems Revenue, 5.00%, 6/1/27	800	990,272

		$29,521,966

Total Tax-Exempt Municipal Obligations — 84.9% (identified cost $572,059,874)		$588,024,347

Taxable Municipal Obligations — 8.2%
Security	Principal Amount (000’s omitted)	Value

Education — 0.2%

University of Arizona, 1.782%, 6/1/29	$1,720	$1,734,792

		$1,734,792

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 0.5%

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$3,595	$3,780,322

		$3,780,322

General Obligations — 2.0%

Chicago, IL, 7.75%, 1/1/42	$2,650	$3,006,849

DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 1.827%, 2/1/22	300	301,233

Detroit, MI, 2.711%, 4/1/26	700	700,924

Foley, AL:

2.00%, 5/1/27	300	308,115

2.00%, 5/1/28	650	661,167

Homewood, AL:

2.00%, 9/1/26	625	652,894

2.00%, 9/1/28	550	569,613

Iberia Parishwide School District, LA, 1.60%, 3/1/29	605	597,099

Klamath County School District, OR, 1.30%, 6/15/27	500	499,315

Mattawan Consolidated School, MI, 1.616%, 5/1/29	1,345	1,337,522

Mill Valley School District, CA, 1.30%, 8/1/22	80	80,725

Nashua, NH, 1.40%, 1/15/33	375	350,576

Norwalk, CT, 1.255%, 8/1/27	3,040	3,039,665

Pottawatomie County Unified School District No. 320, KS, 1.71%, 9/1/29	1,235	1,224,799

Watertown, CT, 0.55%, 10/15/24	365	362,459

		$13,692,955

Hospital — 0.4%

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,545	$1,552,941

Middleburg Heights, OH, (Southwest General Health Center):

1.949%, 8/1/22	500	504,740

2.025%, 8/1/23	615	626,538

		$2,684,219

Insured – General Obligations — 0.5%

Altoona Area School District, PA:

(AGM), 1.424%, 12/1/27	$885	$879,433

(AGM), 1.553%, 12/1/28	500	493,935

(AGM), 1.735%, 12/1/29	660	653,235

Rigolette School District No. 11, LA, (BAM), 2.00%, 3/1/29	710	714,445

Valley View School District, PA, (BAM), 1.55%, 5/15/24	250	250,005

Westland, MI, (BAM), 1.734%, 11/1/31	400	389,412

		$3,380,465

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.3%

Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.207%, 9/1/30	$1,815	$1,835,582

		$1,835,582

Insured – Transportation — 0.5%

Miami-Dade County, FL, Seaport Revenue:

(AGM), 1.349%, 10/1/26	$2,095	$2,083,750

(AGM), 1.692%, 10/1/28	1,500	1,481,100

		$3,564,850

Other Revenue — 0.5%

Golden State Tobacco Securitization Corp., CA, 2.086%, 6/1/28(2)	$3,250	$3,278,686

		$3,278,686

Senior Living / Life Care — 1.0%

Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$350	$356,006

Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	354,691

Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):

2.33%, 11/15/21	495	495,520

2.38%, 11/15/22	360	363,229

2.60%, 11/15/24	4,000	4,057,080

Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.25%, 6/1/26	1,310	1,299,206

		$6,925,732

Special Tax Revenue — 1.8%

Allentown Neighborhood Improvement Zone Development Authority, PA, 1.73%, 5/1/22	$800	$800,128

American Samoa Economic Development Authority, 2.47%, 9/1/24(4)	525	527,672

Cottonwood, AZ, Pledged Revenue, 2.325%, 7/1/32	500	505,875

Illinois, Sales Tax Revenue:

1.799%, 6/15/27	2,500	2,483,050

2.159%, 6/15/29	1,000	989,020

New York Dormitory Authority, Personal Income Tax Revenue, 1.538%, 3/15/27	7,100	7,132,802

		$12,438,547

Student Loan — 0.5%

Massachusetts Educational Financing Authority:

2.305%, 7/1/29	$2,000	$1,993,780

3.875%, 7/1/23	1,100	1,158,278

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan (continued)

Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$407,116

		$3,559,174

Water and Sewer — 0.0%(6)

North Davis Sewer District, UT, 1.65%, 3/1/29	$150	$149,387

		$149,387

Total Taxable Municipal Obligations — 8.2% (identified cost $56,576,264)		$57,024,711

Total Investments — 93.8% (identified cost $633,046,138)		$649,449,422

Other Assets, Less Liabilities — 6.2%		$43,135,799

Net Assets — 100.0%		$692,585,221

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	13.9%

Others, representing less than 10% individually	79.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2021, 15.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 6.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2021.

(2)	When-issued security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2021.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $16,530,584 or 2.4% of the Fund’s net assets.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(6)	Amount is less than 0.05%.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

MFMR	–	Multi-Family Mortgage Revenue

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

USD	–	United States Dollar

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2021

Investments, at value (identified cost, $633,046,138)	$649,449,422

Cash	55,450,265

Interest receivable	5,725,783

Receivable for investments sold	992,558

Receivable for Fund shares sold	2,523,116

Total assets	$714,141,144

Liabilities

Payable for when-issued securities	$20,079,944

Payable for Fund shares redeemed	686,999

Distributions payable	345,584

Payable to affiliates:

Investment adviser fee	198,674

Distribution and service fees	42,011

Accrued expenses	202,711

Total liabilities	$21,555,923

Net Assets	$692,585,221

Sources of Net Assets

Paid-in capital	$681,918,001

Distributable earnings	10,667,220

Net Assets	$692,585,221

Class A Shares

Net Assets	$246,315,160

Shares Outstanding	24,914,793

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.89

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.12

Class C Shares

Net Assets	$15,729,563

Shares Outstanding	1,695,767

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.28

Class I Shares

Net Assets	$430,540,498

Shares Outstanding	43,530,346

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.89

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2021

Interest	$7,039,374

Total investment income	$7,039,374

Expenses

Investment adviser fee	$1,160,986

Distribution and service fees

Class A	177,675

Class C	68,366

Trustees’ fees and expenses	15,422

Custodian fee	88,722

Transfer and dividend disbursing agent fees	84,671

Legal and accounting services	36,628

Printing and postage	13,725

Registration fees	65,466

Miscellaneous	46,392

Total expenses	$1,758,053

Net investment income	$5,281,321

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$387,551

Net realized gain	$387,551

Change in unrealized appreciation (depreciation) —

Investments	$(2,076,217)

Net change in unrealized appreciation (depreciation)	$(2,076,217)

Net realized and unrealized loss	$(1,688,666)

Net increase in net assets from operations	$3,592,655

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

From operations —

Net investment income	$5,281,321	$11,831,975

Net realized gain	387,551	3,014,824

Net change in unrealized appreciation (depreciation)	(2,076,217)	7,246,940

Net increase in net assets from operations	$3,592,655	$22,093,739

Distributions to shareholders —

Class A	$(1,840,803)	$(4,477,917)

Class C	(61,037)	(280,841)

Class I	(3,372,348)	(7,229,351)

Total distributions to shareholders	$(5,274,188)	$(11,988,109)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$41,333,156	$69,307,362

Class C	2,887,408	6,071,927

Class I	109,397,589	175,299,260

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,552,593	3,785,771

Class C	56,678	239,999

Class I	1,590,444	2,604,107

Cost of shares redeemed

Class A	(19,691,373)	(42,519,506)

Class C	(1,216,808)	(8,108,484)

Class I	(48,521,764)	(106,733,579)

Net asset value of shares converted

Class A	387,821	8,339,895

Class C	(387,821)	(8,339,895)

Net increase in net assets from Fund share transactions	$87,387,923	$99,946,857

Net increase in net assets	$85,706,390	$110,052,487

Net Assets

At beginning of period	$606,878,831	$496,826,344

At end of period	$692,585,221	$606,878,831

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Financial Highlights

	Class A

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$9.910		$9.700	$9.790	$9.730	$9.850	$10.160

Income (Loss) From Operations

Net investment income(1)	$0.078		$0.215	$0.251	$0.272	$0.274	$0.283

Net realized and unrealized gain (loss)	(0.020)		0.215	(0.087)	0.058	(0.120)	(0.311)

Total income (loss) from operations	$0.058		$0.430	$0.164	$0.330	$0.154	$(0.028)

Less Distributions

From net investment income	$(0.078)		$(0.220)	$(0.254)	$(0.270)	$(0.274)	$(0.282)

Total distributions	$(0.078)		$(0.220)	$(0.254)	$(0.270)	$(0.274)	$(0.282)

Net asset value — End of period	$9.890		$9.910	$9.700	$9.790	$9.730	$9.850

Total Return(2)	0.58	%(3)	4.47%	1.66%	3.45%	1.55%	(0.29)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$246,315		$223,318	$180,506	$192,155	$189,734	$212,891

Ratios (as a percentage of average daily net assets):

Expenses	0.62	%(4)	0.65%	0.66%	0.68%	0.67%	0.67%

Net investment income	1.56	%(4)	2.18%	2.55%	2.80%	2.77%	2.82%

Portfolio Turnover	23	%(3)	81%	40%	14%	13%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Financial Highlights — continued

	Class C

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$9.290		$9.100	$9.180	$9.120	$9.240	$9.530

Income (Loss) From Operations

Net investment income(1)	$0.038		$0.138	$0.167	$0.186	$0.188	$0.195

Net realized and unrealized gain (loss)	(0.010)		0.189	(0.078)	0.059	(0.121)	(0.291)

Total income (loss) from operations	$0.028		$0.327	$0.089	$0.245	$0.067	$(0.096)

Less Distributions

From net investment income	$(0.038)		$(0.137)	$(0.169)	$(0.185)	$(0.187)	$(0.194)

Total distributions	$(0.038)		$(0.137)	$(0.169)	$(0.185)	$(0.187)	$(0.194)

Net asset value — End of period	$9.280		$9.290	$9.100	$9.180	$9.120	$9.240

Total Return(2)	0.30	%(3)	3.61%	0.95%	2.73%	0.71%	(1.03)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,730		$14,426	$24,108	$35,667	$73,533	$100,360

Ratios (as a percentage of average daily net assets):

Expenses	1.37	%(4)	1.40%	1.41%	1.43%	1.42%	1.42%

Net investment income	0.81	%(4)	1.49%	1.80%	2.05%	2.02%	2.07%

Portfolio Turnover	23	%(3)	81%	40%	14%	13%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Financial Highlights — continued

	Class I

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$9.910		$9.700	$9.790	$9.730	$9.850	$10.170

Income (Loss) From Operations

Net investment income(1)	$0.085		$0.230	$0.266	$0.286	$0.289	$0.298

Net realized and unrealized gain (loss)	(0.020)		0.215	(0.087)	0.059	(0.120)	(0.321)

Total income (loss) from operations	$0.065		$0.445	$0.179	$0.345	$0.169	$(0.023)

Less Distributions

From net investment income	$(0.085)		$(0.235)	$(0.269)	$(0.285)	$(0.289)	$(0.297)

Total distributions	$(0.085)		$(0.235)	$(0.269)	$(0.285)	$(0.289)	$(0.297)

Net asset value — End of period	$9.890		$9.910	$9.700	$9.790	$9.730	$9.850

Total Return(2)	0.66	%(3)	4.63%	1.81%	3.61%	1.70%	(0.24)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$430,540		$369,135	$292,213	$294,297	$288,575	$286,331

Ratios (as a percentage of average daily net assets):

Expenses	0.47	%(4)	0.50%	0.51%	0.53%	0.52%	0.52%

Net investment income	1.70	%(4)	2.33%	2.69%	2.95%	2.92%	2.97%

Portfolio Turnover	23	%(3)	81%	40%	14%	13%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

21

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $6,445,064 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2021, $6,445,064 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$632,724,900

Gross unrealized appreciation	$19,305,526

Gross unrealized depreciation	(2,581,004)

Net unrealized appreciation	$16,724,522

22

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly.

Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million but less than $1 billion	0.275	2.75

$1 billion but less than $1.5 billion	0.250	2.50

$1.5 billion but less than $2 billion	0.225	2.25

$2 billion but less than $3 billion	0.200	2.00

$3 billion and over	0.175	1.75

For the six months ended September 30, 2021, the investment adviser fee amounted to $1,160,986 or 0.36% (annualized) of the Fund’s average daily net assets.

Eaton Vance Management (EVM), an affiliate of BMR and, an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2021, EVM earned $8,248 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,353 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2021. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR and EVD, also received a portion of the sales charge on sales of Class A Fund shares from March 1, 2021 through September 30, 2021 in the amount of $3,908. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2021 amounted to $177,675 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2021, the Fund paid or accrued to EVD $56,972 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2021 amounted to $11,394 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2021, the Fund was informed that EVD received approximately $14,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

23

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $248,806,753 and $137,057,507, respectively, for the six months ended September 30, 2021.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Sales	4,155,106	7,006,789

Issued to shareholders electing to receive payments of distributions in Fund shares	156,286	383,907

Redemptions	(1,980,099)	(4,306,585)

Converted from Class C shares	39,009	844,054

Net increase	2,370,302	3,928,165

Class C	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Sales	309,480	652,560

Issued to shareholders electing to receive payments of distributions in Fund shares	6,080	25,999

Redemptions	(130,466)	(876,447)

Converted to Class A shares	(41,558)	(900,110)

Net increase (decrease)	143,536	(1,097,998)

Class I	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Sales	10,999,545	17,719,539

Issued to shareholders electing to receive payments of distributions in Fund shares	160,024	263,897

Redemptions	(4,878,908)	(10,858,753)

Net increase	6,280,661	7,124,683

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2021. Effective October 26, 2021, the Fund renewed its line of credit agreement, which expires October 25, 2022, at substantially the same terms.

24

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$4,400,364	$—	$4,400,364

Tax-Exempt Municipal Obligations	—	588,024,347	—	588,024,347

Taxable Municipal Obligations	—	57,024,711	—	57,024,711

Total Investments	$—	$649,449,422	$—	$649,449,422

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

25

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

26

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

27

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

28

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7643    9.30.21

Eaton Vance

New York Municipal Opportunities Fund

Semiannual Report

September 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2021

Eaton Vance

New York Municipal Opportunities Fund

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/27/1996	05/29/1992	1.29%	3.40%	2.66%	2.75%
Class A with 4.75% Maximum Sales Charge	—	—	–3.49	–1.54	1.65	2.25

Class C at NAV	12/08/1993	05/29/1992	0.94	2.61	1.89	1.98
Class C with 1% Maximum Sales Charge	—	—	–0.06	1.61	1.89	1.98

Class I at NAV	08/03/2010	05/29/1992	1.37	3.55	2.81	2.91

Bloomberg Municipal Bond Index	—	—	1.15%	2.63%	3.26%	3.86%
Bloomberg New York Municipal Bond Index	—	—	1.33	3.42	3.00	3.67

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.74%	1.49%	0.59%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.72%	0.96%	1.87%
Taxable-Equivalent Distribution Rate				3.40	1.90	3.71

SEC 30-day Yield				0.65	–0.07	0.83
Taxable-Equivalent SEC 30-day Yield				1.28	–0.14	1.65

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to April 25, 2016 reflects the Fund’s performance under its former investment objective and policies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

3

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 – September 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Expenses Paid During Period* (4/1/21 – 9/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,012.90	$3.63	0.72%
Class C	$1,000.00	$1,009.40	$7.40	1.47%
Class I	$1,000.00	$1,013.70	$2.88	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.65	0.72%
Class C	$1,000.00	$1,017.70	$7.44	1.47%
Class I	$1,000.00	$1,022.20	$2.89	0.57%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2021.

4

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.8%

New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds:

5.00%, 4/15/32	$245	$326,999

5.00%, 8/15/44	940	1,188,216

		$1,515,215

Cogeneration — 0.2%

Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$185	$186,654

		$186,654

Education — 9.3%

Buffalo and Erie County Industrial Land Development Corp., NY, (Global Concepts Charter School), 5.00%, 10/1/37	$405	$483,367

Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/29	100	115,228

Dutchess County Local Development Corp., NY, (Marist College), 5.00%, 7/1/29	130	163,064

Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):

5.00%, 10/1/24	885	997,749

5.00%, 10/1/25	930	1,081,525

Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	165	193,857

New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	450	563,449

St. Lawrence County Industrial Development Agency, NY, (Clarkson University):

5.00%, 9/1/29(2)	90	110,031

5.00%, 9/1/34	125	159,799

5.00%, 9/1/35	125	159,474

Series 2021A, 5.00%, 9/1/30	50	63,615

Series 2021A, 5.00%, 9/1/31	90	116,228

Series 2021A, 5.00%, 9/1/32	70	90,148

Series 2021A, 5.00%, 9/1/33	100	128,310

Series 2021B, 5.00%, 9/1/30(2)	225	279,041

Series 2021B, 5.00%, 9/1/31(2)	260	327,738

Series 2021B, 5.00%, 9/1/32(2)	200	251,418

Series 2021B, 5.00%, 9/1/33(2)	225	281,824

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000	1,275,640

Yonkers Economic Development Corp., NY, (Lamartine/ Warburton, LLC - Charter School of Educational Excellence):

4.00%, 10/15/29	330	364,534

4.00%, 10/15/30	410	471,225

5.00%, 10/15/39	80	93,518

		$7,770,782

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 7.6%

Long Island Power Authority, NY, Electric System Revenue:

4.00%, 9/1/37	$1,000	$1,199,970

4.00%, 9/1/39	1,650	1,957,114

New York Power Authority:

4.00%, 11/15/45	1,890	2,208,767

4.00%, 11/15/50	355	412,336

4.00%, 11/15/55	480	555,082

		$6,333,269

General Obligations — 4.3%

East Meadow Union Free School District, NY, 3.00%, 6/15/31	$895	$1,013,382

Hempstead, NY, 4.00%, 6/15/31	1,090	1,314,976

New York, NY:

4.00%, 3/1/36	35	41,316

4.00%, 8/1/38	635	744,042

Valley Stream, NY:

2.00%, 5/15/25	235	235,064

2.125%, 5/15/26	240	240,060

		$3,588,840

Hospital — 13.4%

Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/31	$650	$831,025

Build NYC Resource Corp., NY, (New York Methodist Hospital), Escrowed to Maturity, 5.00%, 7/1/24	400	450,584

Dutchess County Local Development Corp., NY, (Nuvance Health), 5.00%, 7/1/24	140	157,098

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):

4.00%, 11/1/28	1,390	1,539,592

4.00%, 11/1/29	1,100	1,209,692

Nassau County Local Economic Assistance and Financing Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,005,360

Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	540,495

New York Dormitory Authority, (Catholic Health System Obligated Group):

5.00%, 7/1/30	625	788,156

5.00%, 7/1/32	640	800,691

New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	459,672

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,000	1,150,690

New York Dormitory Authority, (Orange Regional Medical Center):

5.00%, 12/1/23(1)	400	436,344

5.00%, 12/1/24(1)	600	677,520

5	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (Orange Regional Medical Center): (continued)

5.00%, 12/1/25(1)	$500	$572,360

5.00%, 12/1/26(1)	500	603,825

		$11,223,104

Housing — 1.4%

Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$356,490

Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):

5.00%, 6/1/24	165	180,942

5.00%, 6/1/25	170	191,746

5.00%, 6/1/26	170	196,920

5.00%, 6/1/27	240	283,971

		$1,210,069

Industrial Development Revenue — 6.7%

Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$540	$578,054

Essex County Industrial Development Agency, NY, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	625	653,719

New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,238,714

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):

(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	250	267,955

(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	1,074,230

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	1,000	1,170,120

Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	610	634,315

		$5,617,107

Insured – Electric Utilities — 3.0%

Long Island Power Authority, NY, Electric System Revenue, (AGC), 5.25%, 9/1/29	$255	$331,469

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,226,485

		$2,557,954

Insured – General Obligations — 6.9%

Clinton County, NY, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$1,105,580

East Ramapo Central School District, NY, (AGM), 4.00%, 12/15/27	765	887,377

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Nassau County, NY, (AGM), 4.00%, 4/1/47	$590	$684,866

Yonkers, NY:

(AGM), 5.00%, 2/15/31	825	1,085,989

Series 2021A, (AGM), 5.00%, 2/15/29	950	1,206,263

Series 2021B, (AGM), 5.00%, 2/15/29	640	814,195

		$5,784,270

Insured – Other Revenue — 0.8%

New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/30	$500	$647,175

		$647,175

Insured – Solid Waste — 1.3%

Onondaga County Resource Recovery Agency, NY:

(AGM), (AMT), 5.00%, 5/1/26	$150	$176,674

(AGM), (AMT), 5.00%, 5/1/28	740	889,288

		$1,065,962

Insured – Water and Sewer — 0.4%

Buffalo Municipal Water Finance Authority, NY:

(AGM), 5.00%, 7/1/29	$125	$149,536

(AGM), 5.00%, 7/1/31	140	166,975

		$316,511

Lease Revenue / Certificates of Participation — 0.7%

Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	$475	$560,410

		$560,410

Other Revenue — 6.9%

Albany Parking Authority, NY, 5.00%, 7/15/23	$700	$752,724

Chautauqua County Capital Resource Corp., NY, (Jamestown Center City Development Corp.), 1.75% to 11/1/24 (Put Date), 11/1/31	1,650	1,694,451

New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/32	1,250	1,625,012

New York City Cultural Resources Trust, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	315	423,754

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/30	330	415,820

New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/52	750	859,568

		$5,771,329

6	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 8.5%

Brookhaven Local Development Corp., NY, (Jefferson’s Ferry):

4.00%, 11/1/45	$300	$335,865

5.25%, 11/1/25	750	883,207

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,582,502

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,167,420

Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	120	122,512

Westchester County Local Development Corp., NY, (Kendal on Hudson):

4.00%, 1/1/23	340	348,847

5.00%, 1/1/28	1,090	1,143,083

5.00%, 1/1/34	480	501,245

Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):

5.00%, 7/1/24	340	381,524

5.00%, 7/1/25	260	301,030

5.00%, 7/1/26	290	334,002

		$7,101,237

Solid Waste — 0.7%

Onondaga County Resource Recovery Agency, NY, (AMT), 5.00%, 5/1/25	$540	$615,298

		$615,298

Special Tax Revenue — 9.5%

American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$100	$122,692

Nassau County Interim Finance Authority, NY, Sales Tax Revenue:

4.00%, 11/15/32	500	622,025

4.00%, 11/15/35	250	306,880

5.00%, 11/15/35	250	330,548

New York City Transitional Finance Authority, NY, Future Tax Revenue:

3.00%, 11/1/37	490	530,116

4.00%, 11/1/38	475	557,446

4.00%, 5/1/41	950	1,100,223

New York Dormitory Authority, Sales Tax Revenue:

5.00%, 3/15/40	1,000	1,226,380

(AMT), 5.00%, 3/15/30	1,875	2,367,825

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	695	814,477

		$7,978,612

Security	Principal Amount (000’s omitted)	Value

Transportation — 11.3%

Albany County Airport Authority, NY, (AMT), 5.00%, 12/15/25	$500	$588,550

New York Thruway Authority:

5.00%, 1/1/39	95	119,546

5.00%, 1/1/40	905	1,136,517

5.00%, 1/1/51	200	229,966

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,000	1,110,460

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

4.00%, 12/1/39	850	975,069

(AMT), 4.00%, 12/1/40	50	56,651

Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):

(AMT), 5.00%, 4/1/24	795	883,754

(AMT), 5.00%, 4/1/28	520	644,046

(AMT), 5.00%, 4/1/29	275	347,633

(AMT), 5.00%, 4/1/30	455	571,867

Port Authority of New York and New Jersey:

4.00%, 11/1/41	200	233,242

(AMT), 3.00%, 10/1/28	300	335,598

(AMT), 5.00%, 11/1/30	1,100	1,404,469

(AMT), 5.00%, 10/15/35	740	879,468

		$9,516,836

Water and Sewer — 1.3%

New York City Municipal Water Finance Authority, NY, (Water and Sewer System):

4.00%, 6/15/40	$145	$169,705

5.00%, 6/15/45	325	391,004

5.00%, 6/15/48	440	527,758

		$1,088,467

Total Tax-Exempt Municipal Obligations — 96.0% (identified cost $76,956,170)		$80,449,101

Taxable Municipal Obligations — 4.0%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 3.0%

New York, 1.50%, 3/15/26	$1,500	$1,524,285

New York, NY, 1.50%, 8/1/28	1,000	990,660

		$2,514,945

7	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 1.0%

New York Dormitory Authority, Personal Income Tax Revenue, 1.538%, 3/15/27	$865	$868,996

		$868,996

Total Taxable Municipal Obligations — 4.0% (identified cost $3,396,269)		$3,383,941

Miscellaneous — 0.2%
Security	Units	Value

Real Estate — 0.2%

CMS Liquidating Trust(1)(3)(4)	150	$148,199

Total Miscellaneous — 0.2% (identified cost $480,000)		$148,199

Total Investments — 100.2% (identified cost $80,832,439)		$83,981,241

Other Assets, Less Liabilities — (0.2)%		$(173,243)

Net Assets — 100.0%		$83,807,998

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2021, 12.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 9.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $5,309,351 or 6.3% of the Fund’s net assets.

(2)	When-issued/delayed delivery security.

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

8	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2021

Investments, at value (identified cost, $80,832,439)	$83,981,241

Cash	180,734

Interest receivable	884,510

Receivable for investments sold	128,338

Receivable for Fund shares sold	62,047

Total assets	$85,236,870

Liabilities

Payable for when-issued/delayed delivery securities	$1,275,374

Payable for Fund shares redeemed	27,933

Distributions payable	34,033

Payable to affiliates:

Investment adviser fee	25,732

Distribution and service fees	8,968

Accrued expenses	56,832

Total liabilities	$1,428,872

Net Assets	$83,807,998

Sources of Net Assets

Paid-in capital	$80,053,371

Distributable earnings	3,754,627

Net Assets	$83,807,998

Class A Shares

Net Assets	$40,930,349

Shares Outstanding	3,955,721

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.35

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.87

Class C Shares

Net Assets	$5,219,378

Shares Outstanding	530,631

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.84

Class I Shares

Net Assets	$37,658,271

Shares Outstanding	3,639,002

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2021

Interest	$984,030

Total investment income	$984,030

Expenses

Investment adviser fee	$154,579

Distribution and service fees

Class A	31,518

Class C	24,178

Trustees’ fees and expenses	2,216

Custodian fee	14,501

Transfer and dividend disbursing agent fees	18,528

Legal and accounting services	25,902

Printing and postage	7,815

Registration fees	3,590

Miscellaneous	13,177

Total expenses	$296,004

Net investment income	$688,026

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$155,966

Net realized gain	$155,966

Change in unrealized appreciation (depreciation) —

Investments	$195,963

Net change in unrealized appreciation (depreciation)	$195,963

Net realized and unrealized gain	$351,929

Net increase in net assets from operations	$1,039,955

10	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

From operations —

Net investment income	$688,026	$1,477,645

Net realized gain	155,966	998,243

Net change in unrealized appreciation (depreciation)	195,963	1,966,758

Net increase in net assets from operations	$1,039,955	$4,442,646

Distributions to shareholders —

Class A	$(334,263)	$(779,384)

Class C	(22,554)	(78,299)

Class I	(315,966)	(590,361)

Total distributions to shareholders	$(672,783)	$(1,448,044)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,318,771	$2,765,502

Class C	528,288	923,776

Class I	5,512,668	11,727,555

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	281,892	657,623

Class C	14,869	54,342

Class I	181,992	320,270

Cost of shares redeemed

Class A	(2,609,437)	(6,648,297)

Class C	(461,140)	(3,763,038)

Class I	(2,443,387)	(4,314,267)

Net asset value of shares converted

Class A	271,075	1,582,520

Class C	(271,075)	(1,582,520)

Net increase in net assets from Fund share transactions	$2,324,516	$1,723,466

Net increase in net assets	$2,691,688	$4,718,068

Net Assets

At beginning of period	$81,116,310	$76,398,242

At end of period	$83,807,998	$81,116,310

11	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Financial Highlights

	Class A

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.300		$9.890	$9.870	$9.660	$9.770	$10.090

Income (Loss) From Operations

Net investment income(1)	$0.085		$0.195	$0.210	$0.245	$0.241	$0.269

Net realized and unrealized gain (loss)	0.048		0.406	0.023 (2)	0.207	(0.113)	(0.322)

Total income (loss) from operations	$0.133		$0.601	$0.233	$0.452	$0.128	$(0.053)

Less Distributions

From net investment income	$(0.083)		$(0.191)	$(0.213)	$(0.242)	$(0.238)	$(0.267)

Total distributions	$(0.083)		$(0.191)	$(0.213)	$(0.242)	$(0.238)	$(0.267)

Net asset value — End of period	$10.350		$10.300	$9.890	$9.870	$9.660	$9.770

Total Return(3)	1.29	%(4)	6.11%	2.33%	4.75%	1.30%	(0.55)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$40,930		$41,461	$41,504	$42,073	$44,330	$51,983

Ratios (as a percentage of average daily net assets):

Expenses	0.72	%(5)	0.74%	0.74%	0.79%	0.75%	0.74%

Net investment income	1.63	%(5)	1.91%	2.08%	2.54%	2.45%	2.70%

Portfolio Turnover	15	%(4)	77%	102%	54%	66%	68%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Financial Highlights — continued

	Class C

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$9.790		$9.410	$9.390	$9.180	$9.290	$9.590

Income (Loss) From Operations

Net investment income(1)	$0.044		$0.114	$0.128	$0.164	$0.159	$0.185

Net realized and unrealized gain (loss)	0.048		0.375	0.022 (2)	0.207	(0.113)	(0.302)

Total income (loss) from operations	$0.092		$0.489	$0.150	$0.371	$0.046	$(0.117)

Less Distributions

From net investment income	$(0.042)		$(0.109)	$(0.130)	$(0.161)	$(0.156)	$(0.183)

Total distributions	$(0.042)		$(0.109)	$(0.130)	$(0.161)	$(0.156)	$(0.183)

Net asset value — End of period	$9.840		$9.790	$9.410	$9.390	$9.180	$9.290

Total Return(3)	0.94	%(4)	5.22%	1.58%	4.09%	0.48%	(1.24)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,219		$5,378	$9,441	$10,663	$16,306	$22,763

Ratios (as a percentage of average daily net assets):

Expenses	1.47	%(5)	1.49%	1.50%	1.54%	1.50%	1.50%

Net investment income	0.88	%(5)	1.18%	1.33%	1.79%	1.71%	1.95%

Portfolio Turnover	15	%(4)	77%	102%	54%	66%	68%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Financial Highlights — continued

	Class I

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$10.300		$9.890	$9.870	$9.660	$9.770	$10.090

Income (Loss) From Operations

Net investment income(1)	$0.093		$0.209	$0.225	$0.260	$0.255	$0.284

Net realized and unrealized gain (loss)	0.048		0.407	0.023 (2)	0.206	(0.112)	(0.322)

Total income (loss) from operations	$0.141		$0.616	$0.248	$0.466	$0.143	$(0.038)

Less Distributions

From net investment income	$(0.091)		$(0.206)	$(0.228)	$(0.256)	$(0.253)	$(0.282)

Total distributions	$(0.091)		$(0.206)	$(0.228)	$(0.256)	$(0.253)	$(0.282)

Net asset value — End of period	$10.350		$10.300	$9.890	$9.870	$9.660	$9.770

Total Return(3)	1.37	%(4)	6.27%	2.48%	4.91%	1.45%	(0.40)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,658		$34,277	$25,454	$21,000	$16,301	$17,869

Ratios (as a percentage of average daily net assets):

Expenses	0.57	%(5)	0.59%	0.59%	0.64%	0.60%	0.60%

Net investment income	1.78	%(5)	2.05%	2.23%	2.68%	2.60%	2.85%

Portfolio Turnover	15	%(4)	77%	102%	54%	66%	68%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such securities are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,701,800

Gross unrealized appreciation	$3,891,838

Gross unrealized depreciation	(612,397)

Net unrealized appreciation	$3,279,441

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund.

16

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:

Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million but less than $1 billion	0.275	2.75

$1 billion but less than $1.5 billion	0.250	2.50

$1.5 billion but less than $2 billion	0.225	2.25

$2 billion but less than $3 billion	0.200	2.00

$3 billion and over	0.175	1.75

For the six months ended September 30, 2021, the investment adviser fee amounted to $154,579 or 0.37% (annualized) of the Fund’s average daily net assets.

Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2021, EVM earned $4,314 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,809 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent defered sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2021 amounted to $31,518 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2021, the Fund paid or accrued to EVD $20,148 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2021 amounted to $4,030 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2021, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

17

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $19,387,502 and $12,173,005, respectively, for the six months ended September 30, 2021.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Sales	126,463	272,302

Issued to shareholders electing to receive payments of distributions in Fund shares	26,976	64,650

Redemptions	(249,580)	(659,969)

Converted from Class C shares	25,684	153,875

Net decrease	(70,457)	(169,142)

Class C	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Sales	53,202	94,967

Issued to shareholders electing to receive payments of distributions in Fund shares	1,497	5,635

Redemptions	(46,476)	(393,134)

Converted to Class A shares	(27,015)	(161,875)

Net decrease	(18,792)	(454,407)

Class I	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Sales	527,173	1,149,514

Issued to shareholders electing to receive payments of distributions in Fund shares	17,417	31,426

Redemptions	(233,656)	(425,583)

Net increase	310,934	755,357

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2021.

Effective October 26, 2021, the Fund renewed its line of credit agreement, which expires October 25, 2022, at substantially the same terms.

18

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Obligations	$—	$80,449,101	$—	$80,449,101

Taxable Municipal Obligations	—	3,383,941	—	3,383,941

Miscellaneous	—	—	148,199	148,199

Total Investments	$—	$83,833,042	$148,199	$83,981,241

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2021 is not presented.

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

19

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

20

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

21

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

22

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23359    9.30.21

Eaton Vance

Short Duration Municipal Opportunities Fund

Semiannual Report

September 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2021

Eaton Vance

Short Duration Municipal Opportunities Fund

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/27/1996	06/01/1992	0.84%	3.10%	2.38%	2.55%
Class A with 2.25% Maximum Sales Charge	—	—	–1.46	0.81	1.92	2.32
Class C at NAV	12/08/1993	06/01/1992	0.48	2.41	1.61	1.79
Class C with 1% Maximum Sales Charge	—	—	–0.52	1.41	1.61	1.79
Class I at NAV	08/03/2010	06/01/1992	0.92	3.25	2.55	2.72

Bloomberg Short-Intermediate 1–10 Year Municipal Bond Index	—	—	0.53%	1.15%	2.35%	2.47%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.67%	1.42%	0.52%

% Distribution Rates/Yields[4]				Class A	Class C	Class I

Distribution Rate				1.05%	0.30%	1.20%
Taxable-Equivalent Distribution Rate				1.77	0.50	2.03
SEC 30-day Yield				0.28	–0.46	0.43
Taxable-Equivalent SEC 30-day Yield				0.47	–0.78	0.73

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Short-Intermediate 1–10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1–10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to November 14, 2016 reflects the Fund’s performance under its former investment objective and policies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

3

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 – September 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Expenses Paid During Period* (4/1/21 – 9/30/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,008.40	$3.22	0.64%
Class C	$1,000.00	$1,004.80	$6.99	1.39%
Class I	$1,000.00	$1,009.20	$2.47	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.90	$3.24	0.64%
Class C	$1,000.00	$1,018.10	$7.03	1.39%
Class I	$1,000.00	$1,022.60	$2.48	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2021.

4

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds — 0.8%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.3%

Harnett Health System, Inc., 4.25%, 4/1/32	$2,515	$2,458,413

St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,280,143

		$3,738,556

Other — 0.5%

Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$4,557,602

YMCA of Greater New York, 2.303%, 8/1/26	660	662,699

		$5,220,301

Total Corporate Bonds — 0.8% (identified cost $7,878,905)		$8,958,857

Tax-Exempt Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	$2,075	$2,136,586

FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.585%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	467	470,082

Total Tax-Exempt Mortgage-Backed Securities — 0.2% (identified cost $2,542,172)		$2,606,668

Tax-Exempt Municipal Obligations — 85.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.8%

Delaware Valley Regional Finance Authority, PA, 0.818%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$9,000	$9,018,720

		$9,018,720

Education — 5.1%

Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$416,180

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625	686,669

Build NYC Resource Corp., NY, (New World Preparatory Charter School):

4.00%, 6/15/31(1)	110	122,016

4.00%, 6/15/41(1)	145	159,036

Security	Principal Amount (000’s omitted)	Value

Education (continued)

California Municipal Finance Authority, (California Lutheran University):

5.00%, 10/1/21	$250	$250,000

5.00%, 10/1/22	250	261,273

5.00%, 10/1/23	225	245,070

5.00%, 10/1/24	275	310,472

California School Finance Authority, (Green Dot Public Schools):

5.00%, 8/1/22(1)	165	170,978

5.00%, 8/1/23(1)	175	188,767

5.00%, 8/1/24(1)	160	178,182

5.00%, 8/1/25(1)	300	343,998

California School Finance Authority, (KIPP SoCal Public Schools):

5.00%, 7/1/22(1)	100	103,298

5.00%, 7/1/23(1)	100	107,644

5.00%, 7/1/24(1)	135	150,233

5.00%, 7/1/25(1)	200	229,280

5.00%, 7/1/26(1)	105	123,571

5.00%, 7/1/27(1)	110	132,605

5.00%, 7/1/28(1)	160	196,427

5.00%, 7/1/29(1)	165	206,262

Connecticut Health and Educational Facilities Authority, (Yale University), 0.25% to 2/9/24 (Put Date), 7/1/49	2,660	2,654,121

District of Columbia, (District of Columbia International School):

5.00%, 7/1/25	500	571,615

5.00%, 7/1/29	885	1,100,480

District of Columbia, (KIPP DC):

5.00%, 7/1/22	200	206,642

5.00%, 7/1/25	270	310,281

5.00%, 7/1/26	250	294,980

5.00%, 7/1/27	250	301,683

5.00%, 7/1/28	240	295,507

5.00%, 7/1/29	235	295,132

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	536,136

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design):

5.00%, 3/1/26	275	322,075

5.00%, 3/1/27	210	251,551

5.00%, 3/1/28	230	280,694

5.00%, 3/1/29	225	279,828

5.00%, 3/1/31	865	1,060,317

Kansas Development Finance Authority, (University of Kansas):

5.00%, 5/1/22	2,620	2,693,308

5.00%, 5/1/23	2,755	2,962,644

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Kentucky Bond Development Corp., (Centre College):

4.00%, 6/1/29	$320	$381,786

4.00%, 6/1/30	165	199,010

4.00%, 6/1/31	515	628,619

4.00%, 6/1/34	675	807,273

4.00%, 6/1/38	400	472,580

Kentucky Bond Development Corp., (Transylvania University):

5.00%, 3/1/26	300	353,199

5.00%, 3/1/27	80	96,434

5.00%, 3/1/28	95	117,118

5.00%, 3/1/29	150	188,105

Massachusetts Development Finance Agency, (Bentley University):

5.00%, 7/1/32	1,200	1,582,380

5.00%, 7/1/33	1,050	1,379,595

Massachusetts Development Finance Agency, (Suffolk University):

5.00%, 7/1/23	425	458,800

5.00%, 7/1/24	350	390,607

Massachusetts Development Finance Agency, (Wentworth Institute of Technology):

5.00%, 10/1/21	355	355,000

5.00%, 10/1/22	600	627,300

Michigan Finance Authority, (Cesar Chavez Academy):

3.25%, 2/1/24	295	301,977

4.00%, 2/1/29	700	757,694

Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,506,698

Montana State University, 0.50%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(2)	1,675	1,679,606

Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University):

1.125% to 5/1/23 (Put Date), 5/1/36	1,245	1,241,327

4.00% to 5/1/22 (Put Date), 5/1/36	1,080	1,093,640

4.00% to 5/1/23 (Put Date), 5/1/36	1,170	1,218,438

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 3/1/28	5,000	6,308,300

New York Dormitory Authority, (Yeshiva University), 4.00%, 9/1/23	1,235	1,236,852

Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,112,870

Philadelphia Industrial Development Authority, PA, (La Salle University):

5.00%, 5/1/23	1,840	1,923,665

5.00%, 5/1/24	1,715	1,835,873

5.00%, 5/1/25	905	988,052

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	$295	$316,801

Public Finance Authority, WI, (Roseman University of Health Sciences):

3.00%, 4/1/25(1)	535	552,291

5.00%, 4/1/30(1)	1,550	1,866,587

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):

5.00%, 9/1/27	1,000	1,223,130

5.00%, 9/1/28	1,000	1,247,910

University of Pittsburgh, PA, 0.41%, (SIFMA + 0.36%), 2/15/24(2)	2,000	2,008,760

Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	452,260

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	364,535

		$56,274,027

Electric Utilities — 2.2%

Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$4,340,480

Delaware Municipal Electric Corp., (Beasley Power Station):

5.00%, 7/1/22	305	315,943

5.00%, 7/1/23	200	216,528

5.00%, 7/1/24	200	225,304

5.00%, 7/1/25	325	378,970

5.00%, 7/1/26	350	419,604

5.00%, 7/1/27	550	675,680

5.00%, 7/1/28	225	282,638

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.):

3.20%, 7/1/39	2,170	2,350,067

(AMT), 3.25%, 1/1/25	3,250	3,495,830

Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 0.808%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	4,000	4,013,400

Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	4,066,720

Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 1.375% to 11/1/24 (Put Date), 2/1/26	2,200	2,200,506

Vermont Public Power Supply Authority, (Swanton Peaking Facility):

5.00%, 7/1/22	385	398,052

5.00%, 7/1/23	600	647,064

5.00%, 7/1/24	500	559,900

		$24,586,686

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 0.2%

Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	$655	$708,553

Pennsylvania Higher Educational Facilities Authority, (Messiah College), Prerefunded to 11/1/21, 2.20%, 11/1/31	670	671,005

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125%, 8/1/47	1,100	1,145,892

		$2,525,450

General Obligations — 11.2%

American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	$710	$744,662

Berwyn, IL, 5.00%, 12/1/23	1,090	1,175,053

Champaign County Community Unit School District No. 4, IL:

0.00%, 1/1/26	400	383,824

0.00%, 1/1/27	380	357,538

0.00%, 1/1/28	565	519,416

Chandler Unified School District No. 80, AZ, 5.00%, 7/1/24	3,500	3,953,075

Chicago Board of Education, IL:

0.00%, 12/1/25	500	474,670

4.00%, 12/1/22	700	728,455

5.00%, 12/1/22	1,200	1,262,184

5.00%, 12/1/23	2,000	2,188,080

5.00%, 12/1/24	2,000	2,266,780

Chicago, IL:

0.00%, 1/1/24	225	217,030

0.00%, 1/1/26	160	147,075

5.00%, 1/1/30	7,320	9,281,248

5.625%, 1/1/29	1,000	1,221,970

Connecticut:

0.95%, (SIFMA + 0.90%), 3/1/23(2)	3,500	3,524,465

5.00%, 4/15/23	3,200	3,436,032

Delaware:

5.00%, 2/1/26	2,500	2,982,225

5.00%, 2/1/27	2,500	3,070,100

Detroit, MI:

5.00%, 4/1/22	135	137,657

5.00%, 4/1/23	140	148,226

5.00%, 4/1/24	150	164,391

5.00%, 4/1/25	150	169,129

5.00%, 4/1/26	330	381,533

5.00%, 4/1/27	695	821,115

5.00%, 4/1/28	730	877,825

5.00%, 4/1/29	515	628,398

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Elmira, NY, 5.00%, 5/15/26	$115	$115,628

Harford County, MD, 5.00%, 9/15/23	1,000	1,093,410

Illinois:

3.25%, 11/1/26	1,440	1,597,622

5.00%, 2/1/22	370	375,691

5.00%, 6/1/22	495	510,286

5.00%, 10/1/23	285	310,621

5.00%, 2/1/24	500	551,815

5.00%, 6/1/24	4,850	5,415,995

5.00%, 8/1/24	2,085	2,163,542

5.00%, 11/1/24	1,650	1,869,219

5.00%, 8/1/25	1,000	1,037,240

5.00%, 11/1/25	5,000	5,840,250

Johnson County, KS, 2.00%, 9/1/31	3,110	3,282,978

Minneapolis-St. Paul Metropolitan Council, MN, 5.00%, 12/1/24	10,000	11,471,100

Moses Lake School District No. 161, WA:

4.00%, 12/1/32(3)	500	621,470

4.00%, 12/1/33(3)	1,100	1,361,921

New Jersey:

2.00%, 6/1/29	5,000	5,202,750

3.00%, 6/1/32	10,000	11,249,500

New York, NY, 5.00% to 2/1/24 (Put Date), 8/1/38	5,000	5,392,800

Stamford, CT, 4.00%, 8/15/25	4,970	5,648,803

Township High School District No. 203, IL:

5.00%, 12/15/27	1,885	2,351,462

5.00%, 12/15/28	1,980	2,527,510

Union City, NJ, 5.00%, 11/1/23	1,000	1,089,920

Vermont, 5.00%, 8/15/27	4,325	5,393,318

Washington, 5.00%, 6/1/27	1,500	1,851,135

West Hartford, CT:

5.00%, 7/1/22	710	735,638

5.00%, 7/1/23	500	541,780

Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	2,355	2,472,232

		$123,337,792

Hospital — 14.9%

Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/39	$200	$209,264

Berks County Municipal Authority, PA, (Tower Health):

5.00% to 2/1/25 (Put Date), 2/1/40	1,000	1,087,090

5.00% to 2/1/27 (Put Date), 2/1/40	10,000	11,278,800

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital):

4.00%, 12/1/21	775	778,642

4.00%, 12/1/22	810	837,378

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital): (continued)

4.00%, 12/1/23	$1,135	$1,203,293

4.00%, 12/1/24	1,145	1,241,627

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	488,515

California Public Finance Authority, (Henry Mayo Newhall Hospital):

5.00%, 10/15/22	150	156,771

5.00%, 10/15/23	175	190,304

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	2,341,380

California Statewide Communities Development Authority, (Methodist Hospital of Southern California):

5.00%, 1/1/22	500	505,465

5.00%, 1/1/23	500	527,755

Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 0.65%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	3,000	3,010,440

Colorado Health Facilities Authority, (CommonSpirit Health):

5.00% to 8/1/25 (Put Date), 8/1/49	3,000	3,419,640

5.00% to 8/1/26 (Put Date), 8/1/49	1,700	1,994,712

Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	1,840	1,887,711

Connecticut Health and Educational Facilities Authority, (Griffin Hospital):

5.00%, 7/1/27(1)	725	860,285

5.00%, 7/1/30(1)	285	350,946

5.00%, 7/1/33(1)	1,170	1,425,165

Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 0.05%, 7/1/53(4)	20,000	20,000,000

Conway, AR, (Conway Regional Medical Center):

5.00%, 8/1/22	515	533,875

5.00%, 8/1/25	385	444,910

5.00%, 8/1/26	445	528,242

Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	835,519

Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,057,480

Duluth Economic Development Authority, MN, (St. Luke’s Hospital of Duluth Obligated Group):

5.00%, 6/15/23(3)	275	289,130

5.00%, 6/15/24(3)	540	588,384

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group):

5.00%, 8/15/31	3,000	3,826,140

5.00%, 8/15/32	3,015	3,833,060

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group): (continued)

5.00%, 8/15/33	$2,950	$3,738,476

5.00%, 8/15/34	1,150	1,452,714

Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):

5.00%, 2/15/26	810	960,830

5.00%, 2/15/29	710	903,248

Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.47%, (SIFMA + 0.42%), 12/1/22 (Put Date), 12/1/49(2)	3,000	2,999,310

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.80%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(2)	5,000	5,003,100

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,065,560

Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	266,623

Indiana Finance Authority, (Parkview Health), 0.60%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(2)	7,500	7,524,225

Lexington County Health Services District, Inc., SC, (Lexington Medical Center):

5.00%, 11/1/21	50	50,179

5.00%, 11/1/23	500	547,800

5.00%, 11/1/25	80	93,858

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center):

5.00%, 7/1/22	1,855	1,920,426

5.00%, 7/1/23	1,945	2,104,315

Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.62%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	6,620	6,658,197

Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	561,183

Massachusetts Development Finance Agency, (Milford Regional Medical Center):

5.00%, 7/15/25(1)	120	136,282

5.00%, 7/15/26(1)	150	174,497

5.00%, 7/15/27(1)	170	201,868

5.00%, 7/15/28(1)	175	211,605

5.00%, 7/15/29(1)	320	393,174

5.00%, 7/15/30(1)	350	436,062

5.00%, 7/15/31(1)	325	405,785

5.00%, 7/15/32(1)	420	522,610

Massachusetts Development Finance Agency, (Wellforce):

5.00%, 7/1/22	450	465,255

5.00%, 7/1/23	725	780,810

5.00%, 7/1/24	650	726,921

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Michigan Finance Authority, (Trinity Health Credit Group), 0.53%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(2)	$5,000	$5,000,650

Montana Facility Finance Authority, (Billings Clinic Obligated Group), 0.60%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(2)	2,645	2,648,227

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):

5.00%, 10/1/25	1,050	1,170,823

5.00%, 10/1/26	1,010	1,121,807

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,086,560

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group):

5.00%, 7/1/24	540	604,692

5.00%, 7/1/26	800	953,328

5.00%, 7/1/27	2,000	2,374,000

5.00%, 7/1/29	300	353,934

5.00%, 7/1/30	1,595	1,877,873

New York Dormitory Authority, (Catholic Health System Obligated Group):

5.00%, 7/1/26	400	474,616

5.00%, 7/1/27	390	473,756

5.00%, 7/1/28	455	565,196

5.00%, 7/1/29	750	948,172

New York Dormitory Authority, (Montefiore Obligated Group):

5.00%, 8/1/24	1,300	1,457,417

5.00%, 9/1/27	1,400	1,706,124

5.00%, 9/1/28	1,500	1,864,005

5.00%, 8/1/29	1,910	2,359,194

5.00%, 9/1/29	1,400	1,771,630

5.00%, 8/1/30	1,495	1,839,209

5.00%, 8/1/31	3,195	3,907,645

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.098%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,005,160

Oklahoma Development Finance Authority, (OU Medicine):

5.00%, 8/15/23	1,250	1,346,012

5.00%, 8/15/24	720	803,938

5.00%, 8/15/25	400	460,296

Oregon Facilities Authority, (Samaritan Health Services):

5.00%, 10/1/24	200	225,734

5.00%, 10/1/25	225	262,044

5.00%, 10/1/26	150	179,625

5.00%, 10/1/27	125	153,179

5.00%, 10/1/28	150	187,616

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Oroville, CA, (Oroville Hospital):

5.00%, 4/1/25	$1,195	$1,308,322

5.00%, 4/1/28	1,395	1,595,336

5.00%, 4/1/29	1,000	1,155,050

5.00%, 4/1/30	1,000	1,143,430

5.25%, 4/1/54	3,000	3,276,630

Roane County Building Commission, WV, (Roane General Hospital), 2.55%, 11/1/21	2,250	2,252,902

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 0.65%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,545,750

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	54,895

		$163,551,613

Housing — 2.9%

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/30	$3,635	$4,590,787

Illinois Housing Development Authority, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/51	4,000	4,366,880

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:

4.00%, 7/1/23	150	158,229

4.00%, 7/1/24	175	189,359

4.00%, 7/1/25	300	331,683

4.00%, 7/1/26	320	360,544

4.00%, 7/1/27	250	286,180

4.00%, 7/1/28	200	231,802

4.00%, 7/1/29	270	316,356

4.00%, 7/1/30	280	328,384

4.00%, 7/1/31	290	338,656

Massachusetts Development Finance Agency, (UMass Boston Student Housing):

5.00%, 10/1/21	1,000	1,000,000

5.00%, 10/1/22	500	519,480

Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.60%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,625	2,625,000

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), Escrowed to Maturity, 5.00%, 4/1/22	835	853,762

New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	1,000	973,030

New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	5,000	5,302,700

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):

5.00%, 7/1/26	160	187,536

5.00%, 7/1/27	385	461,904

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University): (continued)

5.00%, 7/1/28	$240	$292,459

5.00%, 7/1/29	535	663,421

5.00%, 7/1/30	225	276,806

5.00%, 7/1/31	410	500,758

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):

5.00%, 7/1/23	20	21,453

5.00%, 7/1/24	180	199,939

5.00%, 7/1/25	850	972,884

5.00%, 7/1/26	600	706,290

5.00%, 7/1/27	375	452,209

5.00%, 7/1/28	315	386,111

5.00%, 7/1/29	300	365,361

5.00%, 7/1/30	350	423,266

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):

4.00%, 6/1/22	230	234,759

5.00%, 6/1/23	390	416,255

5.00%, 6/1/24	440	485,927

5.00%, 6/1/25	980	1,114,770

5.00%, 6/1/26	1,090	1,271,703

		$32,206,643

Industrial Development Revenue — 6.9%

Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	$1,500	$1,541,355

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,707,176

Florida Development Finance Corp., (Waste Pro USA, Inc.):

(AMT), 3.00%, 6/1/32	3,900	4,087,317

(AMT), 5.00%, 5/1/29(1)	1,550	1,658,423

(AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	1,000	1,029,150

George L. Smith II Georgia World Congress Center Authority, 2.375%, 1/1/31	1,000	1,054,160

Gilliam County, OR, (Waste Management, Inc.), (AMT), 2.40% to 5/2/22 (Put Date), 7/1/38	2,375	2,403,761

Iowa Finance Authority, (Iowa Fertilizer Co.), 3.125%, 12/1/22	2,000	2,031,360

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	972,641

Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	1,071,930

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	$2,000	$2,223,300

Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,543,725

New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,637,935

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,613,825

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	760,992

New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,163,620

Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	4,242,629

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	1,075	1,196,884

Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	5,157,050

Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,500	1,618,305

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,598,234

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	2,257,360

Rockport, IN, (AEP Generating Co.):

Series 1995A, 1.35% to 9/1/22 (Put Date), 7/1/25	2,000	2,019,140

Series 1995B, 1.35% to 9/1/22 (Put Date), 7/1/25	2,250	2,271,533

Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,745,232

St. John the Baptist Parish, LA, (Marathon Oil Corp.), 2.10% to 7/1/24 (Put Date), 6/1/37	10,250	10,582,202

Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,742,828

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	2,086	2,244,841

West Virginia Economic Development Authority, (Appalachian Power Co.), 2.55% to 4/1/24 (Put Date), 3/1/40	4,000	4,194,120

		$75,371,028

Insured – Bond Bank — 0.0%(5)

Puerto Rico Municipal Finance Agency, (AGC), 5.25%, 8/1/22	$250	$253,082

		$253,082

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 0.5%

Missouri Southern State University:

(AGM), 5.00%, 10/1/24	$110	$123,178

(AGM), 5.00%, 10/1/25	125	144,089

(AGM), 5.00%, 10/1/27	205	244,391

(AGM), 5.00%, 10/1/28	200	242,690

(AGM), 5.00%, 10/1/31	290	353,388

(AGM), 5.00%, 10/1/32	155	188,336

Northern Illinois University:

(BAM), 5.00%, 4/1/23	120	128,144

(BAM), 5.00%, 4/1/24	500	554,500

(BAM), 5.00%, 4/1/25	400	458,396

(BAM), 5.00%, 4/1/26	650	765,466

(BAM), 5.00%, 4/1/27	530	639,196

(BAM), 5.00%, 4/1/28	625	770,575

(BAM), 5.00%, 4/1/29	700	880,327

Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	183,220

		$5,675,896

Insured – Electric Utilities — 0.5%

Puerto Rico Electric Power Authority:

(AGM), 4.00%, 7/1/23	$305	$304,997

(NPFG), 5.25%, 7/1/29	1,740	1,889,796

Series QQ, (NPFG), 5.00%, 7/1/22	100	101,384

Series RR, (NPFG), 5.00%, 7/1/23	170	172,353

Series RR, (NPFG), 5.00%, 7/1/24	845	856,695

Series SS, (NPFG), 5.00%, 7/1/23	1,140	1,155,778

Texas Municipal Power Agency, (AGM), 3.00%, 9/1/28	1,000	1,093,360

		$5,574,363

Insured – General Obligations — 2.2%

Boston, MA, (NPFG), 0.125%, 3/1/22	$2,920	$2,920,029

Cambria County, PA, (AGM), 4.00%, 8/1/32	500	570,080

Chicago Board of Education, IL:

(AGM), 5.00%, 12/1/23	100	109,448

(NPFG), 0.00%, 12/1/21	1,125	1,124,212

(NPFG), 0.00%, 12/1/22	470	466,936

(NPFG), 0.00%, 12/1/23	2,245	2,211,482

(NPFG), 0.00%, 12/1/26	1,945	1,819,800

(NPFG), 5.25%, 12/1/21	570	574,218

Series 1998B, (NPFG), 0.00%, 12/1/24	365	355,068

Series 1999A, (NPFG), 0.00%, 12/1/24	260	252,925

Chicago, IL:

(AGM), 0.00%, 1/1/25	250	240,895

(NPFG), 0.00%, 1/1/23	175	173,448

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Cicero, IL:

(BAM), 4.00%, 1/1/23	$520	$543,098

(BAM), 4.00%, 1/1/25	280	309,677

Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	575,580

Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	150	148,320

Matteson, IL, (AGM), 3.60%, 12/1/24	395	397,141

McCook, IL:

(AGM), 4.00%, 12/1/21	135	135,693

(AGM), 4.00%, 12/1/22	225	233,829

(AGM), 4.00%, 12/1/23	250	267,930

Paterson, NJ, (BAM), 5.00%, 1/15/26	485	511,787

Puerto Rico:

(AGC), 5.00%, 7/1/24	125	125,873

(AGM), 4.00%, 7/1/22	3,610	3,654,439

(NPFG), 5.25%, 7/1/22	135	135,628

(NPFG), 6.00%, 7/1/27	575	581,687

Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	2,680	2,711,168

Stickney, IL:

(BAM), 4.00%, 12/1/22	200	207,208

(BAM), 4.00%, 12/1/23	350	376,201

Vauxmont Metropolitan District, CO:

(AGM), 5.00%, 12/1/22	495	520,483

(AGM), 5.00%, 12/1/25	540	632,475

(AGM), 5.00%, 12/1/28	630	793,605

Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	125,548

		$23,805,911

Insured – Hospital — 0.1%

Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/22	$720	$713,419

		$713,419

Insured – Lease Revenue / Certificates of Participation — 0.1%

Kentucky State University:

(BAM), 5.00%, 11/1/26	$250	$298,102

(BAM), 5.00%, 11/1/29	300	377,619

(BAM), 5.00%, 11/1/30	350	447,503

		$1,123,224

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 0.3%

Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$1,237,301

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 5.00%, 3/1/30	1,500	1,913,190

		$3,150,491

Insured – Special Tax Revenue — 0.3%

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$845	$865,356

Puerto Rico Infrastructure Financing Authority:

(AMBAC), 0.00%, 7/1/43	520	185,442

(AMBAC), 5.50%, 7/1/24	410	436,650

(AMBAC), 5.50%, 7/1/25	460	496,635

Vineyard Redevelopment Agency, UT:

(AGM), 5.00%, 5/1/28	235	292,420

(AGM), 5.00%, 5/1/29	200	253,556

(AGM), 5.00%, 5/1/30	210	270,331

(AGM), 5.00%, 5/1/31	245	319,730

		$3,120,120

Insured – Transportation — 0.6%

Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$2,257,932

New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,186,750

Puerto Rico Highway and Transportation Authority:

(NPFG), 5.00%, 7/1/29	955	968,217

(NPFG), 5.25%, 7/1/23	365	380,713

		$6,793,612

Lease Revenue / Certificates of Participation — 0.6%

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,316,320

New Jersey Economic Development Authority, (School Facilities Construction):

1.60%, (SIFMA + 1.55%), 9/1/27(2)	1,000	1,013,250

1.65%, (SIFMA + 1.60%), 3/1/28(2)	3,080	3,122,042

		$6,451,612

Other Revenue — 8.0%

Albany Parking Authority, NY, 5.00%, 7/15/22	$705	$728,899

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project):

5.00%, 5/1/23(1)	390	413,778

5.00%, 5/1/32(1)	3,000	3,493,140

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel):

5.00%, 1/1/23	$500	$521,695

5.00%, 1/1/24	600	645,762

5.00%, 1/1/25	500	552,850

Black Belt Energy Gas District, AL:

0.42%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,974,650

0.958%, (67% of 1 mo. USD LIBOR + 0.90%), 12/1/23 (Put Date), 12/1/48(2)	20,000	20,123,000

4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,069,250

California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.40%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,639,968

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	795	942,282

Main Street Natural Gas, Inc., GA, Gas Supply Revenue:

0.805%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	2,500	2,516,625

(Liq: Royal Bank of Canada), 0.62%, (SIFMA + 0.57%), 8/1/48(2)	3,000	3,011,010

(Liq: Royal Bank of Canada), 0.888%, (67% of 1 mo. USD LIBOR + 0.83%), 8/1/48(2)	16,000	16,152,320

Northern California Gas Authority No. 1, Gas Project Revenue, 0.817%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(2)	865	869,905

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	8,630,230

Southeast Alabama Gas Supply District, (Project No. 1), 0.70%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	2,010,300

Southeast Alabama Gas Supply District, (Project No. 2), 0.908%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	2,013,080

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 0.778%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	2,945	2,958,076

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.155%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(2)	3,250	3,254,647

		$87,521,467

Senior Living / Life Care — 8.0%

Atlantic Beach, FL, (Fleet Landing), 3.25%, 11/15/24	$2,155	$2,158,663

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/28	300	342,708

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):

5.00%, 7/15/22	225	231,975

5.00%, 7/15/23	375	399,953

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation): (continued)

5.00%, 7/15/24	$300	$330,555

5.00%, 7/15/25	250	279,543

Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.25%, 11/1/26	365	441,770

Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	900,136

California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	770	777,022

Centerville, OH, (Graceworks Lutheran Services):

5.00%, 11/1/21	315	315,709

5.00%, 11/1/22	430	443,644

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 2.75%, 11/15/25	1,000	1,001,710

Colorado Health Facilities Authority, (Christian Living Neighborhoods):

4.00%, 1/1/22	300	302,124

4.00%, 1/1/24	540	573,334

4.00%, 1/1/27	200	223,930

4.00%, 1/1/28	240	271,790

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	850	868,623

Florida Development Finance Corp. (The Glenridge on Palmer Ranch):

3.00%, 6/1/22(1)	115	116,283

3.00%, 6/1/23(1)	110	112,947

4.00%, 6/1/24(1)	105	111,785

4.00%, 6/1/25(1)	110	119,016

4.00%, 6/1/26(1)	110	120,506

5.00%, 6/1/31(1)	285	334,336

5.00%, 6/1/35(1)	225	261,680

Florida Development Finance Corp., (Mayflower Retirement Community):

1.75%, 6/1/26(1)	1,020	1,017,715

2.375%, 6/1/27(1)	835	828,637

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):

5.00%, 12/1/21	250	251,270

5.00%, 12/1/22	250	259,065

5.00%, 12/1/23	355	378,309

5.00%, 12/1/24	425	464,368

5.00%, 12/1/30	500	556,450

Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 2.25%, 10/1/28(1)(3)	3,665	3,664,963

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	315	319,980

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	$585	$618,181

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/22	415	425,674

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 0.75%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	727,023

Iowa Finance Authority, (Lifespace Communities, Inc.):

2.875%, 5/15/49	545	548,156

4.00%, 5/15/27	2,240	2,559,850

James City County Economic Development Authority, VA, (Williamsburg Landing):

4.00%, 12/1/24(3)	415	451,425

4.00%, 12/1/25(3)	425	471,206

Kentwood Economic Development Corp., MI, (Holland Home Obligated Group):

4.00%, 11/15/31(3)	500	549,725

4.00%, 11/15/43(3)	1,070	1,142,995

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	944,325

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	1,590	1,632,230

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):

3.50%, 10/1/22(1)	500	515,525

4.00%, 10/1/25(1)	515	558,265

4.00%, 10/1/26(1)	1,000	1,082,730

4.00%, 10/1/27(1)	400	432,756

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):

4.00%, 12/1/21	100	100,565

4.00%, 12/1/22	100	104,042

4.00%, 12/1/23	125	134,245

4.00%, 12/1/24	150	166,005

4.00%, 12/1/25	100	113,351

4.00%, 12/1/26	150	173,109

4.00%, 12/1/27	200	229,400

4.00%, 12/1/28	200	228,420

4.00%, 12/1/29	250	284,518

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	285	291,675

Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.20%, 6/1/28	2,000	1,980,940

National Finance Authority, NH, (The Vista):

5.25%, 7/1/39(1)	705	739,157

5.625%, 7/1/46(1)	425	449,212

5.75%, 7/1/54(1)	1,130	1,197,111

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):

5.00%, 1/1/23	$1,795	$1,862,456

5.00%, 1/1/30	630	684,741

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):

2.25%, 7/1/23	1,525	1,525,701

2.375%, 7/1/24	1,525	1,525,732

5.00%, 7/1/30	400	457,952

5.00%, 7/1/31	670	764,128

5.00%, 7/1/32	1,500	1,531,560

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,705	1,705,801

North Carolina Medical Care Commission, (Galloway Ridge):

4.00%, 1/1/25	250	264,238

4.00%, 1/1/26	240	256,793

5.00%, 1/1/27	565	639,303

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	650	712,855

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):

4.00%, 5/15/27	1,240	1,417,060

5.00%, 5/15/26	1,000	1,141,990

Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/29	400	453,876

Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	550	578,154

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	223,551

Santa Fe, NM, (El Castillo Retirement Residences):

2.25%, 5/15/24	600	600,690

2.625%, 5/15/25	1,000	1,001,510

South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	685	692,727

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):

5.00%, 4/1/22	500	508,465

5.00%, 4/1/23	1,365	1,433,127

5.00%, 4/1/24	1,450	1,567,725

5.00%, 4/1/25	1,510	1,673,291

5.00%, 4/1/26	1,595	1,766,239

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):

4.00%, 11/15/24	200	212,076

4.00%, 11/15/25	275	295,485

5.00%, 11/15/27	300	344,283

5.00%, 11/15/29	115	133,379

5.00%, 11/15/30	180	207,655

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

St. Johns County Industrial Development Authority, FL, (Vicar’s Landing):

4.00%, 12/15/22	$110	$113,675

4.00%, 12/15/23	110	116,386

4.00%, 12/15/24	145	156,413

4.00%, 12/15/25	180	197,311

4.00%, 12/15/26	185	205,296

4.00%, 12/15/27	215	241,140

4.00%, 12/15/28	200	226,110

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):

5.00%, 9/1/23	2,015	2,162,176

5.00%, 9/1/24	1,490	1,648,625

5.00%, 9/1/25	1,615	1,838,645

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):

4.00%, 12/1/21	310	311,631

4.00%, 12/1/23	235	250,900

4.00%, 12/1/24	245	268,513

4.00%, 12/1/25	250	280,253

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	733,045

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):

1.50%, 12/1/27(3)	1,960	1,946,260

4.00%, 12/1/24(3)	225	242,791

4.00%, 12/1/25(3)	275	301,793

4.00%, 12/1/26(3)	240	266,770

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(1)	200	200,072

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	249,647

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,163,230

Washington County, MD, (Diakon Lutheran Social Ministries):

5.00%, 1/1/23	365	384,925

5.00%, 1/1/24	350	383,740

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,318,442

Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	200	203,772

Washington Housing Finance Commission, (Transforming Age):

2.375%, 1/1/26(1)	4,000	4,003,120

5.00%, 1/1/24(1)	180	193,500

5.00%, 1/1/25(1)	385	425,664

5.00%, 1/1/26(1)	400	453,612

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Wayzata, MN, (Folkestone Senior Living Community):

3.00%, 8/1/22	$200	$202,282

3.00%, 8/1/23	100	102,379

3.00%, 8/1/24	100	103,429

3.00%, 8/1/25	100	104,188

3.00%, 8/1/26	250	261,205

3.00%, 8/1/27	425	441,265

3.125%, 8/1/28	650	675,850

Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	100	102,602

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.):

4.00%, 9/15/22	200	206,644

4.00%, 9/15/24	365	388,911

Series 2015B, 4.00%, 9/15/23	100	103,274

Series 2018A, 4.00%, 9/15/23	250	266,783

		$87,261,127

Special Tax Revenue — 4.4%

Allentown Neighborhood Improvement Zone Development Authority, PA:

5.00%, 5/1/27(3)	$550	$648,258

5.00%, 5/1/28(3)	575	690,707

5.00%, 5/1/29(3)	600	733,158

5.00%, 5/1/30(3)	650	805,506

5.00%, 5/1/31(3)	675	848,563

Baltimore, MD, (Harbor Point):

2.65%, 6/1/22(1)	200	201,236

2.70%, 6/1/23(1)	285	289,306

2.80%, 6/1/25(1)	125	129,000

2.85%, 6/1/26(1)	135	140,445

2.95%, 6/1/27(1)	175	183,274

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):

5.00%, 12/1/25	250	286,513

5.00%, 12/1/26	330	386,334

5.00%, 12/1/27	420	500,375

5.00%, 12/1/28	425	514,276

5.00%, 12/1/29	400	490,448

5.00%, 12/1/30	680	826,404

5.00%, 12/1/31	785	948,241

5.00%, 12/1/32	660	793,254

Illinois Sports Facilities Authority:

5.00%, 6/15/22	315	323,987

5.00%, 6/15/23	250	267,090

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Illinois, Sales Tax Revenue:

5.00%, 6/15/22	$945	$976,289

5.00%, 6/15/23	925	997,890

Jacksonville, FL, Special Revenue:

5.00%, 10/1/27	1,000	1,243,130

5.00%, 10/1/29	1,750	2,266,722

5.00%, 10/1/31	3,550	4,755,828

Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	231,991

Sales Tax Securitization Corp., IL:

5.00%, 1/1/23	650	687,505

5.00%, 1/1/30	2,000	2,576,020

Series 2018C, 5.00%, 1/1/29	500	632,505

Series 2020A, 5.00%, 1/1/29	1,525	1,929,140

San Diego County Regional Transportation Commission, CA, Sales Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.04%, 4/1/38(4)	20,000	20,000,000

Sparks, NV, (Legends at Sparks Marina), 2.50%, 6/15/24(1)	870	884,068

St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	970	927,970

		$48,115,433

Student Loan — 1.2%

Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	$750	$788,272

Massachusetts Educational Financing Authority:

(AMT), 3.50%, 7/1/33	4,000	4,081,960

(AMT), 5.00%, 7/1/23	1,000	1,079,170

New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/23	4,475	4,919,144

Rhode Island Student Loan Authority:

Series 2017, (AMT), 5.00%, 12/1/23	600	657,096

Series 2018, (AMT), 5.00%, 12/1/23	1,250	1,368,950

		$12,894,592

Transportation — 12.6%

Atlanta, GA, Airport Revenue:

5.00%, 7/1/26	$2,000	$2,407,080

(AMT), 5.00%, 7/1/28(3)	1,325	1,659,258

(AMT), 5.00%, 7/1/30(3)	1,315	1,695,969

Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/28	1,400	1,753,472

Chicago, IL, (Midway International Airport), (AMT), (SPA: Barclays Bank PLC), 0.10%, 1/1/44(4)	10,000	10,000,000

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Chicago, IL, (O’Hare International Airport):

5.00%, 1/1/30	$5,000	$6,476,300

5.00%, 1/1/31	5,440	6,999,376

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	5,000	5,694,800

Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,105,320

Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,697,088

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/31	4,500	5,765,130

Houston, TX, Airport System Revenue:

(AMT), 5.00%, 7/1/29	1,700	2,162,060

(AMT), 5.00%, 7/1/30	1,250	1,609,988

Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/29	16,000	20,415,360

Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,007,060

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,584,014

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/34	5,000	5,622,700

New Jersey Transportation Trust Fund Authority:

0.00%, 12/15/24	200	194,022

5.00%, 6/15/23	1,000	1,078,970

New Jersey Transportation Trust Fund Authority, (Transportation System):

5.00%, 12/15/23	1,500	1,651,560

5.00%, 12/15/24	2,000	2,283,260

Norfolk Airport Authority, VA, 5.00%, 7/1/29	500	642,695

North Texas Tollway Authority, 4.00%, 1/1/32	2,000	2,436,780

Pennsylvania Turnpike Commission:

0.65%, (SIFMA + 0.60%), 12/1/23(2)	1,000	1,007,200

5.00%, 12/1/30	1,100	1,450,009

5.00%, 12/1/31	1,500	2,006,115

Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/28	5,350	6,681,026

Port Authority of New York and New Jersey, (AMT), 3.00%, 10/1/28	5,000	5,593,300

Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,274,760

Salt Lake City, UT, (Salt Lake City International Airport):

(AMT), 5.00%, 7/1/29	3,500	4,445,385

(AMT), 5.00%, 7/1/30	2,750	3,541,972

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (LOC: Barclays Bank PLC), 0.03%, 5/1/58(4)	20,000	20,000,000

South Carolina Transportation Infrastructure Bank, 0.514%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31	185	185,000

South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/22	1,585	1,602,007

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	3,180,825

		$137,909,861

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.3%

Denver City and County Board of Water Commissioners, CO, 5.00%, 12/15/28	$3,190	$4,110,475

Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	615	743,861

Metropolitan Water District of Southern California, 0.19%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(2)	4,875	4,876,657

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 0.08%, 6/15/45(6)	15,000	15,000,000

		$24,730,993

Total Tax-Exempt Municipal Obligations — 85.9% (identified cost $923,057,837)		$941,967,162

Taxable Municipal Obligations — 4.6%
Security	Principal Amount (000’s omitted)	Value

Education — 0.3%

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$3,340	$3,610,206

		$3,610,206

Escrowed / Prerefunded — 0.4%

South Jersey Transportation Authority, NJ, Escrowed to Maturity, 4.20%, 11/1/21	$725	$727,204

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	2,990	3,144,134

		$3,871,338

General Obligations — 0.9%

Cecil County, MD, 1.20%, 11/1/27	$3,470	$3,438,042

Chicago Board of Education, IL, 5.182%, 12/1/21(7)	325	327,057

Chicago, IL, 7.75%, 1/1/42	2,659	3,017,061

Douglas County School District No. 17, NE:

1.048%, 6/15/26	585	581,209

1.242%, 6/15/27	1,600	1,584,896

1.422%, 6/15/28	1,200	1,188,804

		$10,137,069

Hospital — 0.4%

Conway, AR, (Conway Regional Medical Center):

1.15%, 8/1/24(3)	$250	$249,923

1.75%, 8/1/26(3)	250	249,353

16	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.489%, 7/1/22	$815	$818,659

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	1,545	1,552,941

Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	1,250	1,413,800

		$4,284,676

Insured – General Obligations — 0.2%

Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$1,000	$992,060

Valley View School District, PA, (BAM), 2.20%, 5/15/26	500	499,105

		$1,491,165

Insured – Hospital — 0.0%(5)

Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.653%, 7/1/22	$375	$383,351

		$383,351

Insured – Special Tax Revenue — 0.3%

Bexar County, TX, Venue Project Revenue:

(AGM), 1.272%, 8/15/26	$550	$545,287

(AGM), 1.573%, 8/15/27	500	496,915

(AGM), 1.743%, 8/15/28	750	745,312

(AGM), 1.924%, 8/15/29	1,535	1,531,086

		$3,318,600

Insured – Transportation — 0.5%

Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$5,000	$4,973,150

		$4,973,150

Lease Revenue / Certificates of Participation — 0.5%

Golden State Tobacco Securitization Corp., CA, 1.40%, 6/1/25(3)	$5,530	$5,550,740

		$5,550,740

Senior Living / Life Care — 0.2%

Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$509,112

Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.25%, 6/1/26	1,305	1,294,247

Vermont Economic Development Authority, (Wake Robin Corp.), 2.00%, 5/1/22(3)	715	714,943

		$2,518,302

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.9%

Illinois, Sales Tax Revenue:

1.253%, 6/15/25	$2,500	$2,493,575

1.453%, 6/15/26	3,000	2,986,830

New York Dormitory Authority, Personal Income Tax Revenue, 1.187%, 3/15/26	4,210	4,204,780

Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	337,755

		$10,022,940

Total Taxable Municipal Obligations — 4.6% (identified cost $49,519,753)		$50,161,537

Total Investments — 91.5% (identified cost $982,998,667)		$1,003,694,224

Other Assets, Less Liabilities — 8.5%		$92,800,713

Net Assets — 100.0%		$1,096,494,937

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	10.6%

Others, representing less than 10% individually	80.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2021, 6.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.1% to 2.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $68,353,285 or 6.2% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2021.

(3)	When-issued/delayed delivery security.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2021.

(5)	Amount is less than 0.05%.

17	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Portfolio of Investments (Unaudited) — continued

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2021.

(7)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

18	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2021

Investments, at value (identified cost, $982,998,667)	$1,003,694,224

Cash	100,049,644

Interest receivable	7,811,680

Receivable for investments sold	13,369,943

Receivable for Fund shares sold	3,024,498

Total assets	$1,127,949,989

Liabilities

Payable for when-issued/delayed delivery securities	$25,820,576

Payable for Fund shares redeemed	4,745,480

Distributions payable	223,930

Payable to affiliates:

Investment adviser and administration fee	352,369

Distribution and service fees	51,079

Accrued expenses	261,618

Total liabilities	$31,455,052

Net Assets	$1,096,494,937

Sources of Net Assets

Paid-in capital	$1,076,815,361

Distributable earnings	19,679,576

Net Assets	$1,096,494,937

Class A Shares

Net Assets	$217,009,230

Shares Outstanding	21,039,888

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.31

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.55

Class C Shares

Net Assets	$32,289,195

Shares Outstanding	3,268,198

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.88

Class I Shares

Net Assets	$847,196,512

Shares Outstanding	82,100,477

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.32

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

19	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2021

Interest	$8,618,674

Total investment income	$8,618,674

Expenses

Investment adviser and administration fee	$1,994,191

Distribution and service fees

Class A	153,996

Class C	146,636

Trustees’ fees and expenses	23,750

Custodian fee	120,645

Transfer and dividend disbursing agent fees	123,866

Legal and accounting services	25,772

Printing and postage	17,659

Registration fees	58,737

Miscellaneous	71,432

Total expenses	$2,736,684

Net investment income	$5,881,990

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$200,191

Net realized gain	$200,191

Change in unrealized appreciation (depreciation) —

Investments	$1,884,404

Net change in unrealized appreciation (depreciation)	$1,884,404

Net realized and unrealized gain	$2,084,595

Net increase in net assets from operations	$7,966,585

20	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

From operations —

Net investment income	$5,881,990	$13,591,533

Net realized gain	200,191	389,517

Net change in unrealized appreciation (depreciation)	1,884,404	30,715,546

Net increase in net assets from operations	$7,966,585	$44,696,596

Distributions to shareholders —

Class A	$(1,116,741)	$(2,603,537)

Class C	(55,814)	(274,691)

Class I	(4,705,369)	(10,651,742)

Total distributions to shareholders	$(5,877,924)	$(13,529,970)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$53,620,521	$89,890,768

Class C	3,773,630	7,080,581

Class I	288,030,430	362,409,480

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	954,380	2,149,285

Class C	45,767	219,835

Class I	3,624,567	8,794,564

Cost of shares redeemed

Class A	(31,029,838)	(69,623,962)

Class C	(3,835,526)	(10,223,581)

Class I	(109,957,583)	(347,066,545)

Net asset value of shares converted

Class A	296,063	1,055,356

Class C	(296,063)	(1,055,356)

Net increase in net assets from Fund share transactions	$205,226,348	$43,630,425

Net increase in net assets	$207,315,009	$74,797,051

Net Assets

At beginning of period	$889,179,928	$814,382,877

At end of period	$1,096,494,937	$889,179,928

21	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Financial Highlights

	Class A

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019		2018		2017

Net asset value — Beginning of period	$10.280		$9.900	$10.070	$9.950		$9.830		$10.060

Income (Loss) From Operations

Net investment income(1)	$0.056		$0.157	$0.196	$0.224		$0.212		$0.248

Net realized and unrealized gain (loss)	0.031		0.380	(0.163)	0.121		0.117		(0.235)

Total income from operations	$0.087		$0.537	$0.033	$0.345		$0.329		$0.013

Less Distributions

From net investment income	$(0.057)		$(0.157)	$(0.197)	$(0.225)		$(0.209)		$(0.243)

From net realized gain	—		—	(0.006)	—		—		—

Total distributions	$(0.057)		$(0.157)	$(0.203)	$(0.225)		$(0.209)		$(0.243)

Net asset value — End of period	$10.310		$10.280	$9.900	$10.070		$9.950		$9.830

Total Return(2)	0.84	%(3)	5.46%	0.29%	3.52	%(4)	3.36	%(4)	0.13	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$217,009		$192,676	$162,846	$94,489		$36,045		$24,526

Ratios (as a percentage of average daily net assets):

Expenses	0.64	%(5)	0.66%	0.66%	0.70	%(4)	0.70	%(4)	0.80	%(4)(6)

Net investment income	1.09	%(5)	1.55%	1.93%	2.25%		2.13%		2.48%

Portfolio Turnover	12	%(3)	14%	52%	48%		55%		82%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.22% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

(6)	Includes interest expense of 0.01%.

22	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Financial Highlights — continued

	Class C

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31,
			2021	2020	2019		2018		2017

Net asset value — Beginning of period	$9.850		$9.480	$9.650	$9.530		$9.410		$9.640

Income (Loss) From Operations

Net investment income(1)	$0.017		$0.079	$0.117	$0.144		$0.131		$0.165

Net realized and unrealized gain (loss)	0.030		0.369	(0.165)	0.120		0.117		(0.234)

Total income (loss) from operations	$0.047		$0.448	$(0.048)	$0.264		$0.248		$(0.069)

Less Distributions

From net investment income	$(0.017)		$(0.078)	$(0.116)	$(0.144)		$(0.128)		$(0.161)

From net realized gain	—		—	(0.006)	—		—		—

Total distributions	$(0.017)		$(0.078)	$(0.122)	$(0.144)		$(0.128)		$(0.161)

Net asset value — End of period	$9.880		$9.850	$9.480	$9.650		$9.530		$9.410

Total Return(2)	0.48	%(3)	4.74%	(0.53)%	2.79	%(4)	2.64	%(4)	(0.73	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,289		$32,499	$35,156	$28,258		$16,403		$9,324

Ratios (as a percentage of average daily net assets):

Expenses	1.39	%(5)	1.41%	1.41%	1.45	%(4)	1.45	%(4)	1.55	%(4)(6)

Net investment income	0.34	%(5)	0.81%	1.20%	1.51%		1.37%		1.72%

Portfolio Turnover	12	%(3)	14%	52%	48%		55%		82%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.24% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

(6)	Includes interest expense of 0.01%.

23	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Financial Highlights — continued

	Class I

			Year Ended March 31,
	Six Months Ended September 30, 2021 (Unaudited)		2021	2020	2019		2018		2017

Net asset value — Beginning of period	$10.290		$9.900	$10.080	$9.950		$9.830		$10.060

Income (Loss) From Operations

Net investment income(1)	$0.064		$0.173	$0.212	$0.237		$0.226		$0.269

Net realized and unrealized gain (loss)	0.031		0.389	(0.173)	0.133		0.118		(0.242)

Total income from operations	$0.095		$0.562	$0.039	$0.370		$0.344		$0.027

Less Distributions

From net investment income	$(0.065)		$(0.172)	$(0.213)	$(0.240)		$(0.224)		$(0.257)

From net realized gain	—		—	(0.006)	—		—		—

Total distributions	$(0.065)		$(0.172)	$(0.219)	$(0.240)		$(0.224)		$(0.257)

Net asset value — End of period	$10.320		$10.290	$9.900	$10.080		$9.950		$9.830

Total Return(2)	0.92	%(3)	5.72%	0.34%	3.78	%(4)	3.51	%(4)	0.27	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$847,197		$664,004	$616,381	$439,012		$84,347		$7,755

Ratios (as a percentage of average daily net assets):

Expenses	0.49	%(5)	0.51%	0.51%	0.55	%(4)	0.55	%(4)	0.68	%(4)(6)

Net investment income	1.24	%(5)	1.71%	2.09%	2.37%		2.26%		2.68%

Portfolio Turnover	12	%(3)	14%	52%	48%		55%		82%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.15% and 0.11% of average daily net assets for the years ended March 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

(6)	Includes interest expense of 0.01%.

24	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

25

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such securities are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $1,480,095 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2021, $782,940 are short-term and $697,155 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$982,770,375

Gross unrealized appreciation	$22,904,316

Gross unrealized depreciation	(1,980,467)

Net unrealized appreciation	$20,923,849

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.400%

$1 billion but less than $2.5 billion	0.375

$2.5 billion but less than $5 billion	0.360

$5 billion and over	0.350

26

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

For the six months ended September 30, 2021, the investment adviser and administration fee amounted to $1,994,191 or 0.40% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2021, EVM earned $2,951 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,147 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2021 amounted to $153,996 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2021, the Fund paid or accrued to EVD $122,197 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2021 amounted to $24,439 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2021, the Fund was informed that EVD received approximately $18,000 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $338,488,999 and $108,578,428, respectively, for the six months ended September 30, 2021.

27

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Sales	5,178,172	8,862,158

Issued to shareholders electing to receive payments of distributions in Fund shares	92,238	212,604

Redemptions	(2,999,890)	(6,895,149)

Converted from Class C shares	28,579	104,307

Net increase	2,299,099	2,283,920

Class C	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Sales	380,261	732,795

Issued to shareholders electing to receive payments of distributions in Fund shares	4,619	22,754

Redemptions	(386,839)	(1,055,604)

Converted to Class A shares	(29,846)	(108,890)

Net decrease	(31,805)	(408,945)

Class I	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Sales	27,822,261	35,866,727

Issued to shareholders electing to receive payments of distributions in Fund shares	350,126	870,091

Redemptions	(10,623,595)	(34,443,319)

Net increase	17,548,792	2,293,499

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2021.

Effective October 26, 2021, the Fund renewed its line of credit agreement, which expires October 25, 2022, at substantially the same terms.

28

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$8,958,857	$—	$8,958,857

Tax-Exempt Mortgage-Backed Securities	—	2,606,668	—	2,606,668

Tax-Exempt Municipal Obligations	—	941,967,162	—	941,967,162

Taxable Municipal Obligations	—	50,161,537	—	50,161,537

Total Investments	$—	$1,003,694,224	$—	$1,003,694,224

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

29

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

30

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

31

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

32

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

33

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23358    9.30.21

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: November 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: November 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: November 22, 2021